UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07538

LORD ABBETT SECURITIES TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2007

Item 1:               Report to Shareholders.

2007

LORD ABBETT SEMIANNUAL
REPORT

Lord Abbett

All Value Fund

Alpha Strategy Fund

International Core Equity Fund

International Opportunities Fund

Large Cap Value Fund

Value Opportunities Fund

For the six-month period ended April 30, 2007

Lord Abbett Securities Trust

Semiannual Report

For the six-month period ended April 30, 2007

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Securities Trust's performance for the six-month period ended April 30, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended April 30, 2007?

A: Although there was a brief, but sharp, sell-off in late February, equity returns were positive for the six-month period ended April 30, 2007. Share prices rose in excess of 7.4% (on a total return basis relative to the S&P headline indexes*).

Inflation, after trending lower in late 2006, rose in the first few months of 2007. Nevertheless, the Federal Reserve Board (the Fed) held interest rates steady, while the 10-year Treasury yield fluctuated between 4.4% and 4.9%.

Within the equity market, the performance of companies with mega-capitalizations (defined by the S&P 100® Index1) trailed that of their smaller capitalized peers, with mid caps, in particular, leading the pack; however, this trend of small cap outperformance did not extend to the micro cap segment of the equity market. Broadly speaking, the value style of investing outperformed the growth style; however, the performance gap narrowed in the February–April period.

In the S&P Composite 1500® Index,2 the top performing sectors were materials, utilities, and energy. Rising material prices sent the materials sector soaring approximately 20% during the six-month period ended April 30, 2007. The worst performing sectors were financials and consumer discretionary. Financials, especially banks and money lending centers, lagged, as net interest margin (the difference between interest rates paid on deposits and those received on loans) continued to be problematic.

On the international side, foreign equity markets posted strong returns for the six-month period ended April 30, 2007. The MSCI EAFE® Index with Net Dividends3 (primarily a large company index) rose 15.5% (in U.S. dollar terms), and the S&P/Citigroup Extended Market World ex-U.S. Index4 (primarily a small company index) rose 20.7% (in U.S. dollar terms), outdistancing the U.S. equity markets, as measured by the S&P 500® Index,5 which rose 8.6% (in U.S. dollar terms).

The solid performance by global markets during the period was interrupted in late February by a sharp sell-off that began in the Shanghai stock index. The decline there followed efforts by the Chinese government to curb excessive market speculation and cool that country's economy. The sell-off spread rapidly around the globe, but proved to be short-lived, with most markets eventually making up for lost ground. Even rising oil prices, tensions arising in the West over Iran's nuclear ambitions (the world's third-biggest oil exporter), and concerns that troubles in the U.S. subprime mortgage market would weaken the American economy also failed to slow the market advance during the period.

Emerging markets, which have generally made strong gains in recent years, were pressured by China's sell-off and geopolitical tensions. But they, too, recovered nearly as rapidly as they declined.

Lord Abbett All Value Fund

Q: How did the All Value Fund perform during the six-month period ended April 30, 2007?

A: The Fund returned 7.3%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 3000® Value Index,6 which returned 9.5% over the same period.

Q: What were the most significant factors affecting performance?

A: The materials and processing sector was the most significant detractor from the Fund's performance relative to its benchmark for the six-month period, followed by the utilities sector and the integrated oils sector (owing to an underweight position).

Among the individual holdings that detracted from the Fund's performance were materials and processing companies Barrick Gold Corp. (the Fund's number-one absolute detractor), an international gold company operating mines and development projects, and Newmont Mining Corp., an international gold and mining company; healthcare holding Boston Scientific Corp., a developer of minimally invasive medical devices; producer durables holding Hubbell Inc., a manufacturer of electrical, lighting, and electronic products; and financial services holding Cullen/Frost Bankers, Inc., a provider of a full array of banking services in Texas.

The greatest contributor to the Fund's performance relative to its benchmark was the financial services sector (owing to an underweight position versus its benchmark), followed by the healthcare and the auto and transportation sectors.

Among the individual holdings that contributed to the Fund's performance were integrated oils holding ExxonMobil Corp. (the Fund's number-one contributor), an operator of petroleum and petrochemicals businesses throughout the world; consumer staples holding The Kroger Co., an operator of supermarkets and convenience stores in the United States; utilities holding AT&T Inc., a U.S. communications services provider; other sector holding Trinity Industries, Inc., a manufacturer of transportation, construction, and industrial products; and healthcare holding Abbott Laboratories, a developer of a diversified line of healthcare products and services.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Alpha Strategy Fund

Q: How did the Alpha Strategy Fund perform during the six-month period ended April 30, 2007?

A: The Alpha Strategy Fund is a strategic asset allocation fund using a fund of funds approach. Assets are currently divided among Lord Abbett Developing Growth Fund, Lord Abbett International Opportunities Fund, Lord Abbett Small Cap Value Fund, Lord Abbett Micro Cap Growth Fund, and Lord Abbett Micro Cap Value Fund. As a result, the Alpha Strategy Fund's performance is directly related to the performance of its underlying funds.

The Alpha Strategy Fund returned 13.6%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the S&P/Citigroup Small Cap World Index,4 which returned 15.1% over the same period.

Lord Abbett Developing Growth Fund Component

(Approximately 24.5% of Alpha Strategy Fund portfolio)

Q: How did the Developing Growth Fund perform during the six-month period ended April 30, 2007?

A: The Fund returned 15.2%, reflecting performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the Russell 2000® Growth Index,7 which returned 7.4% over the same period.

Q: What were the most significant factors affecting performance?

A: The consumer discretionary sector was the greatest contributor to the Fund's performance relative to its benchmark for the six-month period, followed by the financials services and materials and processing sectors.

Among the individual holdings that contributed to performance were technology holding SunPower Corp. (the Fund's number-one contributor), a maker of silicon solar cells; consumer discretionary holding TeleTech Holdings, Inc., a provider of integrated customer management solutions to Fortune 500 and multinational companies; technology holding First Solar, Inc., a manufacturer of solar modules; financial services holding IntercontinentalExchange Inc., an operator of an electronic commodities trading platform; and producer durables holding Varian Semiconductor Equipment Associates, Inc., a provider of semiconductor processing equipment used in the fabrication of integrated circuits.

The most significant detractor to the Fund's relative performance during the period was the auto and transportation sector, followed by the consumer staples sector (owing to an underweight position) and the utilities sector.

Among the individual holdings that detracted from the Fund's performance were technology holdings SiRF Technology Holdings, Inc. (the Fund's number-one detractor), which supplies global positioning system (GPS) semiconductor solutions, Rackable Systems Inc., which provides high-density computer servers and high-capacity storage systems based on an open architecture approach, and Isilon Systems, Inc., a manufacturer of computer hardware; healthcare holding Ilumina, Inc., a developer of tools for the large-scale analysis of genetic variation and functions; and consumer discretionary holding PeopleSupport, Inc., which provides business process outsourcing.

Lord Abbett International Opportunities Fund Component

(Approximately 49.5% of Alpha Strategy Fund portfolio)

Q: How did the International Opportunities Fund perform during the six-month period ended April 30, 2007?

A: The Fund returned 17.6%, reflecting performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the S&P/Citigroup Extended Market World ex-U.S. Index, which returned 20.7% over the same period.

See discussion about Lord Abbett International Opportunities Fund on page 8.

Lord Abbett Small Cap Value Fund Component

(Approximately 23.7% of Alpha Strategy Fund portfolio)

Q: How did the Small Cap Value Fund perform during the six-month period ended April 30, 2007?

A: The Fund returned 6.4%, reflecting performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the Russell 2000® Value Index,8 which returned 6.4% over the same period.

Q: What were the most significant factors affecting performance?

A: The financial services sector was the greatest contributor to the Fund's performance (owing to an underweight position) relative to its benchmark for the six-month period, followed by the producer durables sector and the other sector (owing to an overweight position); this is the category reserved for diversified corporations.

Among the individual holdings that contributed to the Fund's performance were technology holding Anixter International Inc. (the Fund's number-one contributor), a distributor of communications and specialty wire and cable products; producer durables company Curtiss-Wright Corps., a manufacturer of precision components and systems; other sector holding Trinity Industries, Inc., a manufacturer of transportation, construction, and industrial products; and two materials and processing sector holdings: Hexcel Corp., a developer of reinforcement products, composite materials and engineered products; and Quanex Corp., a maker of specialized metal products made from carbon and alloy steel and aluminum.

The consumer staples sector was the worst detractor from the Fund's relative performance for the period, followed by the materials and processing and the consumer discretionary sectors.

Among the individual holdings that detracted from the Fund's performance were materials and processing holdings Rogers Corp. (the Fund's number-one detractor), a manufacturer of specialty materials and components for applications in the communications, computer, imaging, consumer, and transportation markets; NCI Building Systems, Inc., a maker of metal-engineered building systems and products for the building industry; Brady Corp., a supplier of industrial identification solutions; technology holding Plexus Corp., a provider of a variety of product development and project realization services; and utilities holding Avista Corp., a North American energy company.

Lord Abbett Micro Cap Growth Fund Component

(Approximately 1.0% of Alpha Strategy Fund portfolio; the Alpha Strategy Fund began investing in the Micro Cap Growth Fund on April 2, 2007)

Q: How did the Micro Cap Growth Fund perform during the six-month period ended April 30, 2007?

A: The Fund returned 19.5%, reflecting performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the Russell 2000® Growth Index, which returned 7.4% over the same period.

Q: What were the most significant factors affecting performance?

A: The healthcare sector was the greatest contributor to the Fund's performance relative to its benchmark for the six-month period, followed by the materials and processing and the consumer staples sectors.

Among the individual holdings that contributed to the Fund's performance were materials and processing holding Force Protection, Inc. (the Fund's number-one contributor), a maker of vehicles that protect and save lives and property, including mine-protected vehicles used by the military; consumer staples company Jones Soda Co., which manufactures and distributes a variety of soda and juice beverages; technology holdings Omniture, Inc., a provider of online business optimization software to manage online, offline and multi-channel business initiatives, and Blue Coat Systems, Inc., a provider of Web security solutions that increase the protection and control of enterprise Web infrastructures; and utilities holding Eschelon Telecom, Inc., a telecommunications services provider.

Only two sectors detracted from the Fund's relative performance for the period: consumer discretionary and (owing to an underweight position) producer durables.

Among the individual holdings that detracted from the Fund's performance were consumer discretionary PeopleSupport Inc., a provider of business process outsourcing, and Travelzoo Inc., a supplier of online marketing solutions to the travel industry; and technology holdings STEC Inc., a designer of technology solutions that offers products based on dynamic random access memory, static random assess memory, and Flash memory technologies, and RRSat Global Communications Network Ltd., a distributor, of video and audio programming by satellite; and healthcare holding Xtent, Inc., a medical device company.

Lord Abbett Micro Cap Value Fund Component

(Approximately 1.0% of Alpha Strategy Fund portfolio; the Alpha Strategy Fund began investing in the Micro Cap Value Fund on April 2, 2007)

Q: How did the Micro Cap Value Fund perform during the six-month period ended April 30, 2007?

A: The Fund returned 10.6%, reflecting performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the

Russell 2000® Value Index, which returned 6.4% over the same period.

Q: What were the most significant factors affecting performance?

A: The producer durables sector was the greatest contributor to the Fund's performance relative to its benchmark for the six-month period, followed by the financial services (in which the Fund was underweight) and the healthcare sectors.

Among the individual holdings that contributed to performance were healthcare holding Molecular Devices Corp. (the Fund's number-one contributor), a bioanalytical measurement systems supplier; producer durables holding Twin Disc, Inc., a provider of heavy duty off-highway power transmission equipment to the marine, energy, heavy equipment, and other markets; consumer discretionary holding Carriage Services, Inc., a U.S. operator of funeral homes and cemeteries; Amerigon Inc., an auto and transportation sector holding that supplies high-technology products for automotive original manufacturers; and materials and processing holding Lydall, Inc., a developer of engineered materials for a variety of applications.

The most significant detractor from the Fund's relative performance was the consumer staples sector (in which the Fund was underweight), followed by the materials and processing sector and the consumer discretionary sector.

Among individual holdings that detracted from the Fund's performance were Ultralife Batteries, Inc. (the Fund's number-one detractor), a manufacturer of a comprehensive line of lithium batteries; Susser Holdings Corp., an operator of convenience stores and distributor of nonrefining motor fuels; Interstate Hotels & Resorts, Inc., an operator of various hotel assets; financial services holding Donegal Group Inc., an insurance holding company offering property and casualty insurance in five states; and healthcare holding Kensey Nash Corp., a manufacturer of a line of absorbable medical devices.

Each of the Fund's component portfolios is actively managed and, therefore, the holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett International Core Equity Fund

Q: How did the International Core Equity Fund perform during the six-month period ended April 30, 2007?

A: The Fund returned 15.2%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the MSCI EAFE® Index with Net Dividends, which returned 15.5% over the same period.

Q: What were the most significant factors affecting performance?

A: Overall, the consumer discretionary sector was the worst detractor from the Fund's relative performance, followed by the financials and information technology sectors.

Among the individual holdings that detracted from the Fund's performance were financials company Sumitomo Mitsui Financial Group, Inc. (the Fund's number-one detractor), a Japanese provider of commercial banking and a variety of financial services; consumer discretionary holdings Nissan Motor Co., Ltd., a manufacturer of automobiles, light trucks, and related parts, and Don Quijote Co., Ltd., an operator of Tokyo-based discount retail stores; financials holding Kazkommertsbank, the largest private, full-service bank in Kazakhstan; and industrials holding, Hong Kong-based Melco International Development Ltd., an operator of investment banking, financial services, technology, fine dining, leisure and tourism, property investment, and investment businesses.

The telecommunications services sector was the strongest contributor to the Fund's performance relative to its benchmark for the six-month period, followed by the consumer staples and energy sectors.

Among the individual holdings that contributed to the Fund's performance were materials holding Alcan Inc. (the Fund's number-one contributor), a multinational company involved in all aspects of the aluminum industry; telecommunications services holding MTN Group Ltd., a diversified South African wireless telecommunications company; consumer staples holding Altadis, S.A., a manufacturer of tobacco products marketed in Europe, Asia, and North America; financials holding National Bank of Greece S.A., a provider of retail and corporate banking services; and consumer discretionary holding Desarrolladora Homex S.A. de C.V., a Mexican-based homebuilder.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett International Opportunities Fund

Q: How did the International Opportunities Fund perform during the six-month period ended April 30, 2007?

A: The Fund returned 17.4%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the S&P/Citigroup Extended Market World ex-U.S. Index, which returned 20.7% over the same period.

Q: What were the most significant factors affecting performance?

A: The industrials sector was the worst detractor from the Fund's performance relative to its benchmark for the six-month period, followed by the information technology sector and the consumer discretionary sector.

Among the individual holdings that detracted from the Fund's performance were consumer discretionary companies Avex Group Holdings Inc. (the Fund's number-one detractor), a marketer of CDs, videos, and DVDs, and Japan General Estate Co., Ltd., a seller of newly constructed condominiums and houses; information technology company Capcom Co., Ltd., a developer of consumer videogame software; healthcare holding LMA International, a Singapore-based maker of laryngeal masks for non-invasive and nonstimulating airway support for patients during surgery; and financials holding The Thai Military Bank Public Company Ltd., a commercial bank based in Thailand.

The financials sector was the best contributor to the Fund's relative performance, followed by the energy sector and telecommunications services sector.

Among the individual holdings that contributed to the Fund's performance were healthcare holding Fresenius Medical Care AG & Co. (the Fund's number-one contributor), a provider of kidney dialysis services, as well as equipment and products used in the treatment of dialysis patients; consumer discretionary holding EganaGoldpfeil Holdings Ltd., a designer of timepieces, jewelry, and leather products; materials holding Wacker Chemie AG, a maker of various chemicals used in the construction, textile, pharmaceutical, cosmetics, agriculture, and tobacco industries; and financials sector holdings Arques Industries AG, a company that acquires medium-sized German, Swiss, and Austrian companies in need of restructuring, and BlueBay Asset Management plc, a manager of fixed-income credit funds and products.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Large Cap Value Fund

Q: How did the Large Cap Value Fund perform during the six-month period ended April 30, 2007?

A: The Fund returned 7.1%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 1000® Value Index,9 which returned 9.8% over the same period.

Q: What were the most significant factors affecting performance?

A: The consumer discretionary sector was the most significant detractor from the

Fund's performance relative to its benchmark for the six-month period, followed by the integrated oils sector (owing to an underweight position versus the benchmark) and the materials and processing sector.

Among the individual holdings that detracted from the Fund's performance were materials and processing holding Barrick Gold Corp. (the Fund's number-one detractor), an international gold company operating mines and development projects; financial services holding Freddie Mac, a stockholder-owned corporation chartered by Congress in 1970 to create a continuous flow of funds to mortgage lenders; consumer discretionary holding The TJX Companies, which operates eight retail chains, including the two largest off-price clothing retailers in the United States, including T.J. Maxx and Marshalls; and technology holdings Sun Microsystems, Inc., a provider of solutions for building and maintaining network computing environments, and Alcatel-Lucent, a manufacturer of telecommunications equipment and supplier of telecommunications services.

The greatest contributor to the Fund's performance relative to its benchmark was the financial services sector (owing to an underweight position in this sector versus its benchmark), followed by the auto and transportation sector.

Among the individual holdings that contributed to performance were utilities holding AT&T Inc. (the Fund's number-one contributor), a communications services provider; integrated oils holding ExxonMobil Corp. an operator of petroleum and petrochemicals businesses throughout the world; consumer staples holding The Kroger Co., an operator of supermarkets and convenience stores in the United States; Baxter International Inc., a healthcare holding that develops products and technologies related to the blood and circulatory systems; and financial services holding Citigroup Inc., a diversified international financial services holding company.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Value Opportunities Fund

Q: How did the Value Opportunities Fund perform during the six-month period ended April 30, 2007?

A: The Fund returned 11.5%, reflecting the performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 2500® Value Index,10 which returned 9.7% for the same period.

Q: What were the most significant factors affecting performance?

A: The materials and processing sector (owing to an overweight position) was the greatest contributor to the Fund's performance relative to its benchmark for the six-month period, followed by the financial services sector (owing to an underweight position) and the producer durables sector.

Among the individual holdings that contributed to the Fund's performance were materials and processing holdings Reliance Steel & Aluminum Co. (the Fund's number-one contributor), a distributor and processor of steel and aluminum; Harsco Corp., an industrial services and engineered products company; The Shaw Group Inc., a provider of engineering and construction services serving the energy and environmental infrastructure market; and Silgan Holdings Inc., a maker of consumer goods packaging products; and technology holding Anixter International Inc., a distributor of communications and specialty wire and cable products.

Overall, the healthcare sector was the worst detractor from the Fund's relative performance, followed by the other energy sector (the category reserved for oil service companies, as well as smaller exploration and production companies, and independent refiners) and the technology sector.

Among the individual holdings that detracted from the Fund's performance were technology holdings Plexus Corp. (the Fund's number-one detractor), a provider of a variety of product development and project realization services, CACI International Inc., a supplier of information technology products and services, Napco Security Systems, Inc., a manufacturer of electronic security devices, and Black Box Corp., a provider of technical network services and related products to businesses; and healthcare holding Omnicare, Inc., a provider of professional pharmacy, related consulting, and data management services.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus for any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

*  The S&P U.S. headline indexes include the S&P Composite 1500®, S&P 500®, S&P 500® Equal Weight, S&P Mid Cap®, S&P Small Cap®, and the S&P 100®.

1  The S&P 100® Index is a market capitalization-weighted index made up of 100 major, blue-chip stocks across diverse industry groups.

2  The S&P Composite 1500® Index combines the S&P 500®, S&P MidCap 400®, and S&P Small Cap 600® indexes in an efficient way to create a broad market portfolio representing 90% of U.S. equities.

3  The MSCI EAFE® Index with Net Dividends is an unmanaged index that reflect the stock markets of 22 countries, including Europe, Australasia, and the Far East, with values expressed in U.S. dollars. The MSCI EAFE Index with Net Dividends approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates.

4  The S&P/Citigroup Global Equity Index SystemSM and the names of each of the indexes and subindexes that it comprises (GEIS and such indexes and subindexes, each an "Index" and collectively, the "Indexes") are service marks of Citigroup. The S&P/Citigroup Small Cap World ex-U.S. Index is a subset of the Global Citigroup Broad Market Index (BMI). The S&P/Citigroup Extended Market World ex-U.S. Index is a subset of the Global Citigroup Extended Market Index (EMI).

5  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

6  The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes.

7  The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

8  The Russell 2000® Value Index measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

9  The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

10  The Russell 2500® Value Index measures the performance of those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

The views of the Funds' management and the portfolio holdings described in this report are as of April 30, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 through April 30, 2007).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 11/1/06 – 4/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

All Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/06	4/30/07	11/1/06 – 4/30/07
Class A
Actual	$1,000.00	$1,073.40	$5.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.30	$5.56
Class B
Actual	$1,000.00	$1,070.30	$9.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.08	$8.80
Class C
Actual	$1,000.00	$1,070.70	$9.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.08	$8.80
Class P
Actual	$1,000.00	$1,072.40	$6.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.81	$6.06
Class Y
Actual	$1,000.00	$1,075.80	$3.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.04	$3.81

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.11% for Class A, 1.76% for Classes B and C, 1.21% for Class P and 0.76% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2007

Sector*	%**
Auto & Transportation	2.11%
Consumer Discretionary	7.91%
Consumer Staples	9.37%
Financial Services	12.92%
Healthcare	10.94%
Integrated Oils	6.09%
Materials & Processing	12.38%
Sector*	%**
Other	8.72%
Other Energy	4.06%
Producer Durables	5.79%
Technology	9.24%
Utilities	9.64%
Short-Term Investment	0.83%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/06	4/30/07	11/1/06 – 4/30/07
Class A
Actual	$1,000.00	$1,135.60	$1.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.06	$1.76
Class B
Actual	$1,000.00	$1,131.70	$5.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01
Class C
Actual	$1,000.00	$1,131.90	$5.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.85	$5.01
Class Y
Actual	$1,000.00	$1,137.50	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.79	$0.00

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, and 0.00% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Investment Objective

April 30, 2007

Investment Objective	%*
Long Term Growth of Capital**	26.41%
Long Term Capital Appreciation**	73.24%
Short-Term Investment	0.35%
Total	100.00%

*  Represents percent of total investments.

**  Alpha Strategy Fund invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC. The category shown represents the investment objective of these Underlying Funds.

International Core Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/06	4/30/07	11/1/06 – 4/30/07
Class A
Actual	$1,000.00	$1,152.20	$7.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.91	$6.95
Class B
Actual	$1,000.00	$1,148.70	$10.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.69	$10.19
Class C
Actual	$1,000.00	$1,148.70	$10.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.69	$10.19
Class P
Actual	$1,000.00	$1,151.90	$7.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.44	$7.40
Class Y
Actual	$1,000.00	$1,154.50	$5.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.67	$5.16

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.39% for Class A, 2.04% for Classes B and C, 1.48% for Class P and 1.03% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2007

Sector*	%**
Consumer Discretionary	9.11%
Consumer Staples	12.19%
Energy	4.72%
Financials	26.60%
Healthcare	5.90%
Industrials	13.40%
Sector*	%**
Information Technology	4.96%
Materials	6.95%
Telecommunication Services	7.24%
Utilities	4.33%
Short-Term Investment	4.60%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/06	4/30/07	11/1/06 – 4/30/07
Class A
Actual	$1,000.00	$1,173.50	$8.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	$7.60
Class B
Actual	$1,000.00	$1,170.60	$11.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.03	$10.84
Class C
Actual	$1,000.00	$1,170.10	$11.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.04	$10.84
Class P
Actual	$1,000.00	$1,173.30	$8.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.76	$8.10
Class Y
Actual	$1,000.00	$1,176.20	$6.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.86

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.52% for Class A, 2.17% for Classes B and C, 1.62% for Class P and 1.17% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2007

Sector*	%**
Basic Materials	9.97%
Consumer Cyclicals	14.61%
Consumer Non-Cyclicals	5.81%
Div. Financials	7.75%
Energy	6.08%
Healthcare	4.06%
Ind. Goods & Services	19.60%
Non-Property Financials	11.87%
Sector*	%**
Property & Property Services	4.36%
Technology	7.11%
Telecommunications	2.08%
Transportation	3.11%
Utilities	1.01%
Short-Term Investment	2.58%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/06	4/30/07	11/1/06 – 4/30/07
Class A
Actual	$1,000.00	$1,071.10	$4.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.76
Class B
Actual	$1,000.00	$1,067.60	$8.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.87	$8.00
Class C
Actual	$1,000.00	$1,067.50	$8.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.88	$8.00
Class P
Actual	$1,000.00	$1,070.90	$5.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.58	$5.26
Class Y
Actual	$1,000.00	$1,072.90	$3.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.82	$3.01

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.95% for Class A, 1.60% for Classes B and C, 1.05% for Class P and 0.60% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2007

Sector*	%**
Auto & Transportation	0.13%
Consumer Discretionary	7.00%
Consumer Staples	15.66%
Financial Services	20.84%
Healthcare	16.87%
Integrated Oils	5.33%
Materials & Processing	5.75%
Sector*	%**
Other	3.89%
Other Energy	2.87%
Producer Durables	2.85%
Technology	6.84%
Utilities	11.00%
Short-Term Investment	0.97%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/06	4/30/07	11/1/06 – 4/30/07
Class A
Actual	$1,000.00	$1,114.80	$6.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.37	$6.51
Class B
Actual	$1,000.00	$1,111.20	$10.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.15	$9.74
Class C
Actual	$1,000.00	$1,111.20	$10.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.15	$9.74
Class P
Actual	$1,000.00	$1,114.00	$7.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.86	$7.00
Class Y
Actual	$1,000.00	$1,116.60	$4.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.07	$4.76

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.30% for Class A, 1.95% for Classes B and C, 1.40% for Class P and 0.95% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2007

Sector*	%**
Auto & Transportation	4.25%
Consumer Discretionary	7.34%
Financial Services	11.62%
Healthcare	6.64%
Materials & Processing	24.91%
Other	3.85%
Sector*	%**
Other Energy	5.72%
Producer Durables	7.91%
Technology	13.64%
Utilities	6.20%
Short-Term Investment	7.92%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments (unaudited)

ALL VALUE FUND April 30, 2007

Investments	Shares	Value (000)
COMMON STOCKS 99.12%
Advertising Agency 1.40%
Interpublic Group of Cos., Inc. (The)*	1,674,400	$21,232
R.H. Donnelley Corp.*	325,000	25,379
Total		46,611
Aerospace 1.22%
Alliant Techsystems Inc.*	293,300	27,315
Curtiss-Wright Corp.	150,000	6,464
Moog Inc. Class A*	159,300	6,773
Total		40,552
Auto Components 1.70%
Oshkosh Truck Corp.	1,010,000	56,499
Banks 5.19%
Bank of New York Co., Inc. (The)	690,000	27,931
Cullen/Frost Bankers, Inc.	1,064,600	54,476
JPMorgan Chase & Co.	340,000	17,714
Marshall & Ilsley Corp.	880,000	42,258
Mellon Financial Corp.	231,700	9,947
TCF Financial Corp.	178,300	4,828
U.S. Bancorp	450,000	15,457
Total		172,611
Beverage: Brewers 0.41%
Anheuser-Busch Cos., Inc.	274,600	13,508
Beverage: Soft Drinks 2.16%
PepsiCo, Inc.	1,085,000	71,708
Chemicals 3.81%
Cabot Corp.	472,600	21,409
Cytec Industries Inc.	647,400	35,542
Eastman Chemical Co.	96,500	6,533
Praxair, Inc.	685,000	44,217

Investments	Shares	Value (000)
Rohm & Haas Co.	370,000	$18,933
Total		126,634
Communications & Media 0.64%
Time Warner Inc.	1,031,500	21,280
Communications Technology 3.90%
Anixter International Inc.*	580,000	41,528
Corning Inc.*	1,375,000	32,615
JDS Uniphase Corp.*	823,929	13,578
McAfee, Inc.*	665,600	21,625
Tellabs, Inc.*	1,908,254	20,266
Total		129,612
Computer Services, Software & Systems 1.40%
Cadence Design Systems, Inc.*	2,100,000	46,620
Computer Technology 2.47%
Sun Microsystems, Inc.*	6,471,900	33,783
Zebra Technologies Corp. Class A*	1,210,000	48,146
Total		81,929
Consumer Electronics 0.49%
Yahoo! Inc.*	585,000	16,403
Consumer Products 0.37%
International Flavors & Fragrances Inc.	249,200	12,129
Containers & Packaging: Metal & Glass 0.55%
AptarGroup, Inc.	248,200	18,181
Copper 0.30%
Freeport-McMoRan Copper & Gold Inc.	150,000	10,074
Diversified Financial Services 2.37%
Citigroup, Inc.	1,467,700	78,698

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

ALL VALUE FUND April 30, 2007

Investments	Shares	Value (000)
Diversified Manufacturing 1.35%
Ball Corp.	416,870	$21,131
Brady Corp. Class A	435,000	14,294
Hexcel Corp.*	435,000	9,440
Total		44,865
Drug & Grocery Store Chains 1.64%
Kroger Co. (The)	1,849,700	54,585
Drugs & Pharmaceuticals 9.20%
Abbott Laboratories	1,220,000	69,076
Bristol-Myers Squibb Co.	200,000	5,772
Eli Lilly & Co.	150,000	8,870
Mylan Laboratories, Inc.	2,100,000	46,053
Novartis AG ADR	812,500	47,198
Sanofi-Aventis ADR	397,790	18,243
Schering-Plough Corp.	734,200	23,296
Teva Pharmaceutical Industries Ltd. ADR	1,050,000	40,225
Wyeth	850,066	47,179
Total		305,912
Electrical Equipment & Components 2.09%
AMETEK, Inc.	273,750	9,932
Cooper Industries Ltd., Class A	346,380	17,236
Emerson Electric Co.	655,492	30,801
Molex Inc.	390,000	11,653
Total		69,622
Electronics: Technology 1.46%
General Dynamics Corp.	620,000	48,670
Engineering & Contracting Services 0.18%
URS Corp.*	140,000	6,118
Financial Data Processing Services & Systems 0.68%
Automatic Data Processing, Inc.	410,080	18,355
Jack Henry & Assoc. Inc.	180,600	4,289
Total		22,644

Investments	Shares	Value (000)
Foods 1.68%
Campbell Soup Co.	337,083	$13,180
Kraft Foods Inc. Class A	1,270,100	42,510
Total		55,690
Gold 2.66%
Barrick Gold Corp. (Canada)(a)	1,800,000	50,598
Newmont Mining Corp.	910,000	37,947
Total		88,545
Healthcare Management Services 0.55%
IMS Health Inc.	225,000	6,599
Sierra Health Services, Inc.*	280,100	11,602
Total		18,201
Identification Control & Filter Devices 1.05%
Agilent Technologies, Inc.*	287,300	9,874
IDEX Corp.	480,000	25,186
Total		35,060
Insurance: Multi-Line 3.15%
American International Group, Inc.	1,065,000	74,454
Genworth Financial, Inc. Class A	372,629	13,597
Hartford Financial Services Group, Inc. (The)	165,000	16,698
Total		104,749
Insurance: Property-Casualty 0.17%
Everest Re Group, Ltd. (Bermuda)(a)	54,708	5,506
Machinery: Construction & Handling 0.96%
Caterpillar Inc.	440,000	31,953
Machinery: Industrial/Specialty 0.46%
Kennametal, Inc.	215,900	15,234

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

ALL VALUE FUND April 30, 2007

Investments	Shares	Value (000)
Machinery: Oil Well Equipment & Services 1.69%
BJ Services Co.	675,000	$19,346
CARBO Ceramics Inc.	104,997	4,562
Halliburton Co.	425,000	13,502
Schlumberger Ltd. (Netherlands Antilles)(a)	96,700	7,139
Superior Energy Services, Inc.*	320,400	11,640
Total		56,189
Medical & Dental Instruments & Supplies 1.19%
Patterson Companies, Inc.*	543,630	19,603
Zimmer Holdings, Inc.*	218,800	19,797
Total		39,400
Metal Fabricating 2.02%
Quanex Corp.	804,962	34,638
Shaw Group Inc. (The)*	1,000,000	32,430
Total		67,068
Miscellaneous: Consumer Staples 1.38%
Diageo plc ADR	545,200	46,015
Miscellaneous: Materials & Processing 0.15%
Rogers Corp.*	110,000	4,987
Multi-Sector Companies 8.71%
Berkshire Hathaway Financial Class B*	15,050	54,601
Carlisle Cos., Inc.	1,445,000	59,505
Eaton Corp.	210,000	18,734
General Electric Co.	3,000,000	110,580
Trinity Industries, Inc.	993,250	46,087
Total		289,507
Oil: Crude Producers 1.91%
Chesapeake Energy Corp.	1,005,000	33,919
Forest Oil Corp.*	400,000	14,096

Investments	Shares	Value (000)
Range Resources Corp.	419,754	$15,342
Total		63,357
Oil: Integrated Domestic 0.95%
EnCana Corp. (Canada)(a)	605,000	31,732
Oil: Integrated International 5.13%
Chevron Corp.	385,000	29,949
Exxon Mobil Corp.	1,770,012	140,504
Total		170,453
Publishing: Miscellaneous 1.07%
R.R. Donnelley & Sons Co.	882,500	35,476
Real Estate Investment Trusts 0.10%
Host Hotels & Resorts Inc.	125,200	3,210
Rental & Leasing Services: Commercial 0.82%
GATX Corp.	555,000	27,201
Restaurants 0.55%
Brinker International, Inc.	260,750	8,109
OSI Restaurant Partners, Inc.	253,400	10,088
Total		18,197
Retail 2.89%
Costco Wholesale Corp.	510,000	27,321
Federated Department Stores, Inc.	983,234	43,184
Foot Locker, Inc.	347,600	8,269
MSC Industrial Direct Co., Inc. Class A	354,561	17,281
Total		96,055
Savings & Loan 0.44%
Webster Financial Corp.	330,000	14,668
Services: Commercial 0.50%
IAC/InterActiveCorp.*	435,000	16,582

See Notes to Financial Statements.

Schedule of Investments (unaudited) (concluded)

ALL VALUE FUND April 30, 2007

Investments	Shares	Value (000)
Soaps & Household Chemicals 2.10%
Procter & Gamble Co. (The)	1,085,050	$69,780
Steel 1.35%
Carpenter Technology Corp.	370,000	44,907
Truckers 0.41%
Heartland Express, Inc.	789,641	13,606
Utilities: Cable TV & Radio 2.13%
Comcast Corp. Special Class A*	2,677,612	70,689
Utilities: Electrical 2.96%
CMS Energy Corp.	730,000	13,520
Dominion Resources, Inc.	156,700	14,291
FPL Group, Inc.	105,100	6,765
NiSource Inc.	172,700	4,247
PNM Resources, Inc.	424,825	13,828
Southern Co. (The)	1,210,000	45,726
Total		98,377
Utilities: Gas Distributors 0.82%
AGL Resources Inc.	192,300	8,373
UGI Corp.	668,000	18,944
Total		27,317
Utilities: Gas Pipelines 0.46%
El Paso Corp.	1,025,733	15,386
Utilities: Telecommunications 3.73%
AT&T Inc.	2,490,170	96,419
Qwest Communications International Inc.*	981,300	8,714
Verizon Communications, Inc.	492,000	18,785
Total		123,918
Total Common Stocks (cost $2,794,212,890)		3,294,480

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.83%
Repurchase Agreement
Repurchase Agreement dated 4/30/2007, 4.70% due 5/1/2007 with State Street Bank & Trust Co. collateralized by $28,475,000 of Federal Home Loan Bank at Zero Coupon due 7/3/2007; value: $28,119,063; proceeds: $27,568,068 (cost $27,564,469)	$27,564	$27,564
Total Investments in Securities 99.95% (cost $2,821,777,359)		3,322,044
Other Assets in Excess of Liabilities 0.05%		1,678
Net Assets 100.00%		$3,323,722

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2007

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.61%
Lord Abbett Developing Growth Fund, Inc. - Class Y*(a)	5,213,466	$100,516
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class Y*(b)	2,978,436	97,395
Lord Abbett Securities Trust - International Opportunities Fund - Class Y*(b)	10,810,155	203,663
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class Y*(b)	273,532	3,991
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class Y*(b)	150,132	4,091
Total Investments in Underlying Funds (cost $324,598,934)		409,656

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.35%
Repurchase Agreement
Repurchase Agreement dated 4/30/2007, 4.70% due 5/1/2007 with State Street Bank & Trust Co. collateralized by $1,435,000 of Federal Home Loan Bank at 5.625% due 2/9/2010; value: $1,452,938; proceeds: proceeds: $1,423,487 (cost $1,423,301)	$1,423	$1,423
Total Investments in Securities 99.96% (cost $326,022,235)		411,079
Other Assets in Excess of Liabilities 0.04%		174
Net Assets 100.00%		$411,253

*  Non-income producing security.

  (a)  Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

  (b)  Fund investment objective is long-term capital appreciation.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL CORE EQUITY FUND April 30, 2007

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 95.01%
COMMON STOCKS 94.01%
Australia 2.49%
Boart Longyear Group*	7,895,000	$12,655
Downer EDI Ltd.	1,755,528	10,921
Oxiana Ltd.	2,688,000	6,787
Pan Australian Resources Ltd.*	9,200,000	4,164
Total		34,527
Belgium 3.42%
Delhaize Group	216,564	20,873
KBC Group N.V.	199,371	26,519
Total		47,392
Brazil 0.78%
Cia De Concessoes Rodoviria	695,300	10,876
Canada 4.96%
Addax Petroleum Corp.	507,864	19,790
Alcan, Inc.	375,670	22,116
AUR Resources Inc.	303,300	6,665
OPTI Canada Inc.*	495,090	9,925
Teck Cominco Ltd. Class B	136,500	10,342
Total		68,838
China 0.19%
Huaneng Power International, Inc.	2,615,330	2,661
Czech Republic 1.80%
CEZ, a.s.	511,043	24,982
Egypt 1.22%
Orascom Telecom Holdings (S.A.E.) GDR	252,500	16,993

Investments	Shares	U.S. $ Value (000)
France 5.42%
AXA	309,389	$14,326
BNP Paribas S.A.	262,846	30,722
Sanofi-Aventis	75,607	6,962
Schneider Electric S.A.	114,705	16,257
VINCI S.A.	43,001	6,957
Total		75,224
Germany 13.60%
Allianz AG Registered Shares	64,311	14,630
E. On AG	122,601	18,457
Fresenius Medical Care AG & Co. KGaA	124,988	18,834
Hannover Rockversicherung AG*	209,331	10,675
Henkel KGaA	134,107	18,868
Hypo Real Estate Holding AG	204,639	13,729
Linde AG	217,843	24,478
Merck KGaA	176,473	23,560
SAP AG	277,485	13,439
Siemens AG	176,527	21,488
Symrise GmbH & Co. AG*	360,504	10,523
Total		188,681
Greece 3.83%
Hellenic Telecommunications Organization S.A.*	477,009	13,800
National Bank of Greece S.A.	698,581	39,353
Total		53,153
Hong Kong 2.08%
Agile Property Holdings Ltd.	10,534,000	11,123
China Unicom Ltd.	7,602,900	11,158
Galaxy Entertainment Group Ltd.*	6,779,000	6,647
Total		28,928

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2007

Investments	Shares	U.S. $ Value (000)
Indonesia 1.35%
PT Indosat tbk	24,985,000	$18,705
Israel 0.87%
Teva Pharmaceutical Industries Ltd. ADR	315,900	12,102
Japan 14.88%
Capcom Co., Ltd.	529,300	8,027
Daiichi Sankyo Co Ltd.	439,800	13,121
Don Quijote Co., Ltd.	808,400	14,589
East Japan Railway Co.	1,630	13,218
Fanuc Ltd.	54,500	5,337
Jupiter Telecommunications Co. Ltd.*	11,375	9,462
Nippon Commercial Investment REIT	1,943	9,858
Nissan Motors Co., Ltd.	1,345,400	13,532
Nissin Food Products Co., Ltd.	369,326	13,867
NSK Ltd.	1,503,000	14,545
ORIX Corp.	66,711	17,788
Ricoh Co., Ltd.	845,800	18,564
Sumitomo Corp.	841,200	14,407
Sumitomo Mitsui Financial Group	1,563	13,654
Thk Co., Ltd.	718,900	17,518
Tokyo Tatemono Co., Ltd.	645,000	9,015
Total		206,502
Kazakhstan 1.28%
Halyk Savings Bank GDR*+	223,691	5,033
Kazkommertsbank GDR*+	607,023	12,748
Total		17,781
Mexico 0.86%
Corporación GEO S.A. de C.V.*	965,700	5,291
Desarrolladora Homex, S.A. de C.V. ADR*	114,900	6,669
Total		11,960

Investments	Shares	U.S. $ Value (000)
Netherlands 3.29%
ABN AMRO Holding N.V. ADR	253,600	$12,287
ING Groep N.V. CVA	310,818	14,269
Koninklijke Ahold N.V.*	1,490,806	19,083
Total		45,639
Norway 1.72%
Electromagnetic GeoServices AS*	411,800	8,825
Petroleum Geo-Services ASA*	540,190	15,071
Total		23,896
South Africa 1.24%
MTN Group Ltd.	1,169,825	17,199
South Korea 3.31%
Hana Financial Holdings	262,495	13,817
Kookmin Bank	77,910	6,988
Pusan Bank	695,100	10,267
Samsung Electronics Co., Ltd.	24,039	14,823
Total		45,895
Spain 0.97%
Altadis, S.A.	205,477	13,530
Switzerland 1.74%
Nestle S.A. Registered Shares	43,442	17,256
Novartis AG Registered Shares	118,888	6,935
Total		24,191
Taiwan 0.99%
Acer Inc.	7,164,000	13,676
United Kingdom 21.72%
Aegis Group plc	5,352,465	15,011
Aviva plc	1,541,969	24,375
BAE Systems plc	3,343,266	30,553

See Notes to Financial Statements.

Schedule of Investments (unaudited) (concluded)

INTERNATIONAL CORE EQUITY FUND April 30, 2007

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)
Bluebay Asset Management plc*	1,039,793	$9,565
British American Tobacco plc	621,009	19,261
Kesa Electricals plc	2,721,697	18,478
Prudential plc	1,444,843	21,640
Punch Taverns plc	657,404	17,143
Reckitt Benckiser plc	308,378	16,964
Reed Elsevier plc	1,220,613	15,573
Rio Tinto plc ADR	45,000	10,980
Rolls-Royce Group plc*	1,083,136	10,391
Rolls Royce Group plc B Shares	57,303,646	117
Royal Bank of Scotland Group plc (The)	345,858	13,348
SABMiller plc	920,587	21,907
Sports Direct (International)*	1,511,436	7,178
Tesco plc	742,145	6,864
Tullow Oil plc	1,578,849	11,571
Vodafone Group plc	7,751,057	22,242
Yell Group plc	845,362	8,258
Total		301,419
Total Common Stocks (cost $1,173,167,662)		1,304,750
PREFERRED STOCK 1.00%
Brazil
Cia Energetica de Minas Gerais (cost $13,021,453)	391,355,600	13,815
Total Long-Term Investments (cost $1,186,189,115)		1,318,565

Investments	Principal Amount (000)	U.S. $ Value (000)
SHORT-TERM INVESTMENT 4.59%
Repurchase Agreement
Repurchase Agreement dated 4/30/2007, 4.70% due 5/1/2007 with State Street Bank & Trust Co. collateralized by $51,335,000 of Federal Home Loan Bank at 5.33% due 3/6/2012 and $4,810,000 of Federal Home Loan Mortgage Corp. at 4.65% due 10/10/2013 and $8,435,000 of Federal National Mortgage Assoc. at 4.625% to 6.625% due from 5/01/2013 to 11/15/2030; value: $64,908,627; proceeds: $63,641,968 (cost $63,633,660)	$63,634	$63,634
Total Investments in Securities 99.60% (cost $1,249,822,775)		1,382,199
Foreign Cash and Other Assets in Excess of Liabilities 0.40%		5,611
Net Assets 100.00%		$1,387,810

  ADR  American Depositary Receipt.

  GDR  Global Depositary Receipt.

  REIT  Real Estate Investment Trust.

  *  Non-income producing security.

  +  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2007

Investments	Shares	U.S. $ Value (000)
COMMON STOCKS 96.76%
Australia 3.02%
Downer Edi Ltd.	755,774	$4,701
Newcrest Mining Ltd.	244,230	4,718
Zinifex Ltd.	372,608	5,122
Total		14,541
Canada 1.88%
Addax Petroleum Corp.	157,746	6,147
OPTI Canada Inc.*	145,789	2,923
Total		9,070
China 1.24%
Beauty China Holdings Ltd.*	2,200,861	1,521
Celestial NutriFoods Ltd.*	4,848,584	4,468
Total		5,989
Denmark 1.03%
Topdanmark AS*	25,052	4,955
France 4.71%
Gemalto N.V.*	195,479	4,986
Neopost S.A.	76,734	11,185
Vallourec S.A.	23,712	6,536
Total		22,707
Germany 11.55%
Arques Industries AG	312,831	9,093
AWD Holding AG	48,182	2,445
Fresenius Medical Care AG & Co. KGaA ADR	186,100	9,322
Hypo Real Estate Holding AG	108,806	7,299
Patrizia Immobilien AG*	140,411	2,979
Rheinmetall AG	73,848	7,364
Symrise GmbH & Co. AG*	305,991	8,932
Wacker Chemie AG*	44,881	8,213
Total		55,647

Investments	Shares	U.S. $ Value (000)
Greece 3.32%
Folli-Follie S.A.	117,264	$4,753
Greek Postal Savings Bank*	258,237	6,216
Piraeus Bank S.A.	137,338	5,012
Total		15,981
Hong Kong 5.00%
Agile Property Holdings Ltd.	7,312,000	7,721
EganaGoldpfeil (Holdings) Ltd.	14,909,421	10,883
Melco International Development Ltd.	208	1
Playmates Holdings Ltd.	13,858,000	2,037
REXCAPITAL Financial Holdings Ltd.*	40,000,000	3,426
Total		24,068
Indonesia 0.79%
PT Indosat Tbk	5,113,000	3,828
Ireland 3.15%
C&C Group plc	304,243	5,136
FBD Holdings plc	89,589	4,899
Grafton Group plc Unit*	309,119	4,598
Waterford Wedgwood plc Unit*	10,307,389	548
Total		15,181
Italy 5.08%
Azimut Holding S.p.A.	430,144	6,950
Davide Campari-Milano S.p.A.	611,568	6,364
Hera S.p.A.	1,050,380	4,852
Milano Assicurazioni S.p.A.	633,988	6,290
Total		24,456

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2007

Investments	Shares	U.S. $ Value (000)
Japan 16.22%
Avex Group Holdings Inc.	328,100	$4,707
Capcom Co. Ltd.	233,700	3,544
Don Quijote Co., Ltd.	289,600	5,226
FP Corp.	71,100	2,191
IBIDEN Co., Ltd.	116,314	6,612
Japan General Estate Co. Ltd. (The)	250,500	5,471
kabu.com Securities Co., Ltd.	1,329	1,950
Meisei Industrial Co., Ltd.	303,000	1,354
Mitsui Mining & Smelting Co., Ltd.	523,200	2,523
Nabtesco Corp.	550,088	7,464
Nippon Commercial Investment Corp. REIT	1,127	5,718
Nitori Co., Ltd.	133,200	6,363
Okinawa Cellular Telephone Co.	2,086	6,147
Tokuyama Corp.	310,900	4,661
Wacom Co., Ltd	1,562	3,820
Yamada Denki Co., Ltd.	55,640	5,141
ZEON Corp.	509,000	5,240
Total		78,132
Kazakhstan 1.02%
Kazkommertsbank GDR*+	233,653	4,907
Netherlands 6.89%
Aalberts Industries N.V.	60,462	6,453
Ballast Nedam N.V.	45,093	2,403
Draka Holding N.V.*	185,192	7,134
Koninklijke BAM Groep N.V.	229,769	6,124
LMA International N.V.*	7,287,000	2,782
Wavin N.V.	363,624	8,292
Total		33,188

Investments	Shares	U.S. $ Value (000)
Norway 4.15%
Electromagnetic Geo Services AS*	252,418	$5,409
Petroleum Geo-Services ASA*	227,030	6,334
Songa Offshore ASA*	868,738	8,250
Total		19,993
Philippines 1.07%
Ayala Corp.	407,137	5,131
South Korea 1.50%
Pusan Bank	489,783	7,234
Spain 4.03%
Enagas, S.A.	203,566	4,959
Prosegur Compania de Seguridad S.A.	209,184	7,839
Vueling Airlines S.A.*	117,660	6,615
Total		19,413
Sweden 2.86%
Getinge AB Class B	316,700	7,303
KappAhl Holding AB	588,135	6,452
Total		13,755
Switzerland 0.51%
Geberit AG	1,369	2,445
Taiwan 2.41%
Chi Mei Optoelectronics Corp.	4,357,000	4,911
MediaTek Inc.	220,000	2,760
Motech Industries Inc.	318,000	3,947
Total		11,618
Turkey 0.72%
Turkiye Is Bankasi A.S. (Isbank) Registered Shares GDR	295,680	1,419
Turkiye Vakiflar Bankasi TAO*	786,320	2,051
Total		3,470

See Notes to Financial Statements.

Schedule of Investments (unaudited) (concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2007

Investments	Shares	U.S. $ Value (000)
United Kingdom 14.61%
Balfour Beatty plc	483,679	$4,536
Bespak plc	95,060	1,425
BlueBay Asset Management*	1,526,800	14,044
Burberry Group plc	612,405	8,511
Ceres Power Holdings plc*	428,086	1,986
Intertek Group plc	453,424	8,473
Man Group plc	542,717	6,132
Michael Page International plc	466,227	5,375
Northgate Information Solutions plc	1,971,099	3,459
Northgate plc	206,996	4,553
Premier Foods plc	290,511	1,782
Punch Taverns plc	300,546	7,837
Slough Estates plc REIT	146,979	2,272
Total		70,385
Total Common Stocks (cost $380,538,522)		466,094

Investments	Principal Amount (000)	U.S. $ Value (000)
SHORT-TERM INVESTMENT 2.56%
Repurchase Agreement
Repurchase Agreement dated 4/30/2007, 4.70% due 5/1/2007 with State Street Bank & Trust Co. collateralized by $12,555,000 of Federal Farm Credit Bank at 5.00% due 10/23/2009; value: $12,602,081; proceeds: $12,351,782 (cost $12,350,170)	$12,350	$12,350
Total Investments in Securities 99.32% (cost $392,888,692)		478,444
Foreign Cash and Other Assets in Excess of Liabilities 0.68%		3,286
Net Assets 100.00%		$481,730

  ADR  American Depositary Receipt.

  GDR  Global Depositary Receipt.

  REIT  Real Estate Investment Trust.

  Unit  More than one class of securities traded together.

  *  Non-income producing security.

  +  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

LARGE CAP VALUE FUND April 30, 2007

Investments	Shares	Value (000)
COMMON STOCKS 98.98%
Aerospace 0.48%
Rockwell Collins, Inc.	4,650	$305
Agriculture, Fishing & Ranching 1.18%
Monsanto Co.	12,662	747
Banks 8.29%
Bank of New York Co., Inc. (The)	27,381	1,109
JPMorgan Chase & Co.	25,140	1,310
Marshall & Ilsley Corp.	9,530	458
Mellon Financial Corp.	15,820	679
Regions Financial Corp.	13,000	456
SunTrust Banks, Inc.	3,130	264
U.S. Bancorp	11,010	378
Wachovia Corp.	5,470	304
Zions Bancorp.	3,620	296
Total		5,254
Beverage: Brewers 0.94%
Anheuser-Busch Cos., Inc.	12,080	594
Beverage: Soft Drinks 3.47%
Coca-Cola Co. (The)	24,460	1,276
Coca-Cola Enterprises, Inc.	41,960	921
Total		2,197
Biotechnology Research & Production 1.54%
Baxter International Inc.	17,193	974
Chemicals 0.56%
Praxair, Inc.	5,484	354
Communications & Media 0.87%
Time Warner Inc.	26,690	551
Communications Technology 0.86%
Juniper Networks, Inc.*	3,230	72
QUALCOMM Inc.	10,830	475
Total		547

Investments	Shares	Value (000)
Computer Technology 2.72%
Hewlett-Packard Co.	13,250	$558
International Business Machines Corp.	2,690	275
Sun Microsystems, Inc.*	170,690	891
Total		1,724
Consumer Products 0.52%
Kimberly-Clark Corp.	4,670	332
Copper 1.07%
Freeport-McMoRan Copper & Gold Inc.	10,070	676
Diversified Financial Services 4.87%
Citigroup, Inc.	57,529	3,085
Drug & Grocery Store Chains 3.62%
Kroger Co. (The)	45,345	1,338
SUPERVALU INC.	20,850	957
Total		2,295
Drugs & Pharmaceuticals 11.64%
Abbott Laboratories	23,520	1,332
Bristol-Myers Squibb Co.	26,900	776
Eli Lilly & Co.	11,840	700
Novartis AG ADR	20,523	1,192
Sanofi-Aventis ADR	18,370	842
Teva Pharmaceutical Industries Ltd. ADR	27,480	1,053
Wyeth	26,605	1,477
Total		7,372
Electrical Equipment & Components 0.98%
Emerson Electric Co.	13,212	621
Electronics: Semi-Conductors/Components 0.90%
Microchip Technology, Inc.	11,790	476
Texas Instruments Inc.	2,790	96
Total		572

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

LARGE CAP VALUE FUND April 30, 2007

Investments	Shares	Value (000)
Electronics: Technology 2.35%
General Dynamics Corp.	7,470	$587
Raytheon Co.	16,910	905
Total		1,492
Financial Data Processing Services & Systems 0.45%
Automatic Data Processing, Inc.	6,440	288
Financial: Miscellaneous 2.41%
Fannie Mae	20,260	1,194
MBIA, Inc.	4,840	336
Total		1,530
Foods 3.50%
Campbell Soup Co.	11,170	437
Kraft Foods, Inc. Class A	53,175	1,780
Total		2,217
Gold 0.94%
Barrick Gold Corp. (Canada)(a)	21,180	595
Health & Personal Care 2.30%
CVS Caremark Corp.	40,290	1,460
Insurance: Multi-Line 4.60%
American International Group, Inc. (The)	22,142	1,548
Aon Corp.	24,320	942
Hartford Financial Group, Inc. (The)	1,620	164
Lincoln National Corp.	3,620	258
Total		2,912
Machinery: Industrial/Specialty 0.66%
Illinois Tool Works Inc.	8,170	419
Machinery: Oil Well Equipment & Services 1.99%
Schlumberger Ltd. (Netherlands Antilles)(a)	7,708	569
Smith International, Inc.	13,260	695
Total		1,264

Investments	Shares	Value (000)
Medical & Dental Instruments & Supplies 1.39%
Boston Scientific Corp.*	56,900	$879
Milling: Fruit & Grain Processing 0.99%
Archer Daniels Midland Co.	16,140	625
Multi-Sector Companies 3.89%
3M Co.	730	60
Eaton Corp.	4,332	386
General Electric Co.	54,680	2,016
Total		2,462
Office Furniture & Business Equipment 0.72%
Pitney Bowes Inc.	9,570	459
Oil: Crude Producers 0.50%
Devon Energy Corp.	4,330	316
Oil: Integrated International 5.33%
Exxon Mobil Corp.	42,531	3,376
Paper 1.01%
International Paper Co.	16,979	640
Radio & TV Broadcasters 0.67%
News Corp. Class B	17,610	423
Railroads 0.13%
Canadian National Railway Co. (Canada)(a)	1,600	80
Rental & Leasing Services: Consumer 0.52%
Hertz Global Holdings, Inc.*	16,520	329
Retail 2.25%
Costco Wholesale Corp.	3,160	170
Federated Department Stores, Inc.	11,660	512
Wal-Mart Stores, Inc.	15,570	746
Total		1,428

See Notes to Financial Statements.

Schedule of Investments (unaudited) (concluded)

LARGE CAP VALUE FUND April 30, 2007

Investments	Shares	Value (000)
Securities Brokerage & Services 0.20%
Charles Schwab Corp. (The)	6,520	$125
Services: Commercial 2.17%
IAC/InterActiveCorp.*	28,875	1,101
Waste Management, Inc.	7,250	271
Total		1,372
Soaps & Household Chemicals 4.12%
Procter & Gamble Co. (The)	40,589	2,610
Utilities: Electrical 6.00%
Consolidated Edison, Inc.	6,680	343
Dominion Resources, Inc.	10,600	967
FPL Group, Inc.	9,620	619
PG&E Corp.	22,810	1,154
PPL Corp.	13,330	581
Southern Co. (The)	3,740	141
Total		3,805
Utilities: Gas Distributors 0.49%
Spectra Energy Corp.	11,790	308
Utilities: Gas Pipelines 0.38%
El Paso Corp.	15,925	239
Utilities: Telecommunications 4.51%
AT&T Inc.	61,258	2,372
Verizon Communications, Inc.	12,665	483
Total		2,855
Total Common Stocks (cost $54,826,818)		62,708

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.44%
Repurchase Agreement
Repurchase Agreement dated 4/30/2007, 4.70% due 5/1/2007 with State Street Bank & Trust Co. collateralized by $930,000 of Federal Farm Credit Bank at 5.00% due 10/23/2009; value: $933,488; proceeds: $914,218 (cost $914,099)	$914	$914
Total Investments in Securities 100.42% (cost $55,740,917)		63,622
Liabilities in Excess of Other Assets (0.42%)		(269)
Net Assets 100.00%		$63,353

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2007

Investments	Shares	Value (000)
COMMON STOCKS 90.79%
Aerospace 3.65%
Alliant Techsystems Inc.*	53,820	$5,012
Curtiss-Wright Corp.	23,368	1,007
Total		6,019
Air Transportation 1.50%
AAR Corp.*	18,380	561
Bristow Group, Inc.*	50,860	1,913
Total		2,474
Aluminum 1.01%
Kaiser Aluminum Corp.*	21,050	1,659
Auto Components 1.89%
Oshkosh Truck Corp.	55,600	3,110
Banks 4.35%
Alabama National BanCorp.	23,254	1,456
BOK Financial Corp.	21,730	1,115
Cullen/Frost Bankers, Inc.	75,800	3,879
First Midwest Bancorp, Inc.	20,000	719
Total		7,169
Biotechnology Research & Production 0.52%
Charles River Laboratories International, Inc.*	18,200	862
Building: Materials 1.72%
NCI Building Systems, Inc.*	39,950	1,996
Watsco, Inc.	15,848	843
Total		2,839
Building: Miscellaneous 0.78%
Comfort Systems USA, Inc.	103,400	1,291
Chemicals 5.06%
Albemarle Corp.	29,720	1,262
Cabot Corp.	25,175	1,140
Cytec Industries Inc.	43,907	2,411

Investments	Shares	Value (000)
Lubrizol Corp. (The)	39,293	$2,355
Sigma-Aldrich Corp.	27,737	1,167
Total		8,335
Communications Technology 5.11%
Anaren, Inc.*	125,411	2,373
Anixter International Inc.*	63,559	4,551
Harris Corp.	23,260	1,194
ViaSat, Inc.*	8,720	299
Total		8,417
Computer Services, Software & Systems 0.51%
Macrovision Corp.*	34,277	832
Computer Technology 2.83%
Radiant Systems, Inc.*	178,023	2,396
Zebra Technologies Corp., Class A*	57,000	2,268
Total		4,664
Containers & Packaging: Metal & Glass 1.58%
Silgan Holdings, Inc.	45,381	2,604
Diversified Manufacturing 1.43%
American Standard Cos. Inc.	22,165	1,221
Hexcel Corp.*	52,636	1,142
Total		2,363
Diversified Production 1.33%
Thomas & Betts Corp.*	40,335	2,197
Drugs & Pharmaceuticals 1.33%
Mylan Laboratories, Inc.	99,700	2,186
Electrical Equipment & Components 1.24%
AMETEK, Inc.	46,525	1,688
Cooper Industries Ltd., Class A	7,040	350
Total		2,038

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

VALUE OPPORTUNITIES FUND April 30, 2007

Investments	Shares	Value (000)
Electronics 1.71%
Napco Security Systems, Inc.*	112,271	$670
Vishay Intertechnology, Inc.*	129,021	2,148
Total		2,818
Electronics: Semi-Conductors/ Components 0.60%
ANADIGICS, Inc.*	91,375	981
Electronics: Technology 2.70%
PerkinElmer, Inc.	104,400	2,527
ScanSource, Inc.*	66,645	1,914
Total		4,441
Engineering & Contracting Services 1.36%
Foster Wheeler Ltd.*	10,745	740
URS Corp.*	34,350	1,501
Total		2,241
Financial Data Processing Services & Systems 1.98%
Fiserv, Inc.*	30,760	1,635
Global Payments Inc.	42,600	1,618
Total		3,253
Financial Information Services 0.65%
Dun & Bradstreet Corp. (The)	11,780	1,064
Financial: Miscellaneous 1.16%
Financial Federal Corp.	72,515	1,906
Health & Personal Care 1.59%
Amedisys, Inc.*	52,083	1,633
Omnicare, Inc.	29,600	982
Total		2,615
Healthcare Facilities 0.28%
LifePoint Hospitals, Inc.*	12,698	464

Investments	Shares	Value (000)
Healthcare Management Services 1.95%
IMS Health Inc.	68,965	$2,023
Sierra Health Services, Inc.*	28,795	1,192
Total		3,215
Identification Control & Filter Devices 1.34%
ESCO Technologies, Inc.*	21,565	982
IDEX Corp.	23,230	1,219
Total		2,201
Insurance: Multi-Line 0.68%
Assurant, Inc.	19,395	1,116
Insurance: Property-Casualty 1.67%
Argonaut Group, Inc.*	49,650	1,669
IPC Holdings, Ltd. (Bermuda)(a)	36,041	1,080
Total		2,749
Machinery: Oil Well Equipment & Services 2.98%
BJ Services Co.	29,000	831
CARBO Ceramics, Inc.	37,510	1,630
Hanover Compressor Co.*	113,360	2,452
Total		4,913
Medical & Dental Instruments & Supplies 0.88%
Patterson Companies, Inc.*	39,970	1,441
Metal Fabricating 4.61%
Quanex Corp.	49,226	2,118
Reliance Steel & Aluminum Co.	62,600	3,719
Shaw Group Inc. (The)*	54,096	1,754
Total		7,591
Metals & Minerals Miscellaneous 1.11%
A.M. Castle & Co.	54,097	1,834

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

VALUE OPPORTUNITIES FUND April 30, 2007

Investments	Shares	Value (000)
Miscellaneous: Materials & Processing 1.21%
Rogers Corp.*	43,771	$1,985
Multi-Sector Companies 3.80%
Carlisle Cos., Inc.	96,530	3,975
Kaman Corp.	91,833	2,278
Total		6,253
Office Furniture & Business Equipment 0.24%
Diebold, Inc.	8,220	392
Oil: Crude Producers 2.65%
Forest Oil Corp.*	52,000	1,833
Petrohawk Energy Corp.*	98,000	1,416
Range Resources Corp.	30,587	1,118
Total		4,367
Publishing: Miscellaneous 0.49%
Meredith Corp.	13,850	802
Railroad Equipment 0.50%
Wabtec Corp.	22,339	830
Rental & Leasing Services: Commercial 0.98%
Williams Scotsman International, Inc.*	73,070	1,610
Retail 3.29%
Dollar Tree Stores, Inc.*	9,850	387
Genesco Inc.*	7,700	390
Guitar Center, Inc.*	25,837	1,196
MSC Industrial Direct Co., Inc. Class A	48,100	2,345
Sonic Automotive, Inc.	38,430	1,099
Total		5,417
Services: Commercial 2.93%
CDI Corp.	33,565	994
CRA International, Inc.*	27,924	1,440
Rollins, Inc.	65,625	1,514
Tetra Tech, Inc.*	42,400	883
Total		4,831

Investments	Shares	Value (000)
Steel 4.68%
Carpenter Technology Corp.	22,088	$2,681
Harsco Corp.	98,622	5,030
Total		7,711
Textiles Apparel Manufacturers 0.53%
Quiksilver, Inc.*	65,000	865
Truckers 0.29%
Heartland Express, Inc.	27,943	481
Utilities: Electrical 3.18%
Avista Corp.	54,690	1,290
Black Hills Corp.	51,610	2,054
NiSource, Inc.	28,620	704
PNM Resources, Inc.	36,740	1,196
Total		5,244
Utilities: Gas Distributors 1.75%
Piedmont Natural Gas Co., Inc.	47,675	1,258
UGI Corp.	57,470	1,630
Total		2,888
Utilities: Telecommunications 1.18%
Leap Wireless International, Inc.*	25,459	1,943
Total Common Stocks (cost $138,788,849)		149,521

See Notes to Financial Statements.

Schedule of Investments (unaudited) (concluded)

VALUE OPPORTUNITIES FUND April 30, 2007

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 7.81%
Repurchase Agreement
Repurchase Agreement dated 4/30/2007, 4.70% due 5/1/2007 with State Street Bank & Trust Co. collateralized by $13,190,000 of Federal National Mortgage Assoc. at Zero Coupon due 6/1/2007; value: $13,124,050; proceeds: $12,866,159 (cost $12,864,479)	$12,864	$12,864
Total Investments in Securities 98.60% (cost $151,653,328)		162,385
Other Assets in Excess of Liabilities 1.40%		2,298
Net Assets 100.00%		$164,683

*  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

April 30, 2007

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund
ASSETS:
Investments in securities, at cost	$2,821,777,359	$326,022,235	$1,249,822,775
Investments in securities, at value	$3,322,044,270	$411,079,044	$1,382,198,916
Foreign cash, at value (cost $8,000,163)	–	–	7,925,447
Receivables:
Interest and dividends	3,229,995	186	6,095,012
Investment securities sold	49,752,416	–	41,899,587
Capital shares sold	3,735,406	1,513,198	4,047,858
From affiliates (See Note 3)	–	237,355	-
Prepaid expenses and other assets	70,380	43,361	77,327
Total assets	3,378,832,467	412,873,144	1,442,244,147
LIABILITIES:
Payables:
Investment securities purchased	45,064,652	418,264	51,315,656
Capital shares reacquired	5,224,493	806,144	1,170,769
Management fees	1,400,756	–	781,015
12b-1 distribution fees	1,724,546	237,564	495,506
Fund administration	106,118	–	42,409
Trustees' fees	312,819	19,544	28,962
To affiliates (See Note 3)	–	–	101,376
Accrued expenses and other liabilities	1,277,337	138,469	498,222
Total liabilities	55,110,721	1,619,985	54,433,915
NET ASSETS	$3,323,721,746	$411,253,159	$1,387,810,232
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,707,681,196	$312,972,271	$1,148,191,891
Undistributed (distributions in excess of) net investment income	4,603,440	(10,222,420)	2,567,157
Accumulated net realized gain on investments and foreign currency related transactions	111,170,199	23,446,499	104,776,376
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	500,266,911	85,056,809	132,274,808
Net Assets	$3,323,721,746	$411,253,159	$1,387,810,232
Net assets by class:
Class A Shares	$2,334,923,026	$251,205,345	$883,917,472
Class B Shares	$285,183,113	$52,320,512	$67,849,235
Class C Shares	$645,718,196	$106,325,047	$181,071,854
Class P Shares	$48,391,975	–	$121,736
Class Y Shares	$9,505,436	$1,402,255	$254,849,935
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	179,788,151	9,737,537	53,632,193
Class B Shares	22,775,655	2,101,183	4,180,060
Class C Shares	51,759,558	4,286,823	11,155,151
Class P Shares	3,764,512	–	7,397
Class Y Shares	728,254	54,176	15,361,377
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$12.99	$25.80	$16.48
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$13.78	$27.37	$17.49
Class B Shares–Net asset value	$12.52	$24.90	$16.23
Class C Shares–Net asset value	$12.48	$24.80	$16.23
Class P Shares–Net asset value	$12.85	–	$16.46
Class Y Shares–Net asset value	$13.05	$25.88	$16.59

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

April 30, 2007

	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund
ASSETS:
Investments in securities, at cost	$392,888,692	$55,740,917	$151,653,328
Investments in securities, at value	$478,444,085	$63,621,630	$162,385,251
Foreign cash, at value (cost $3,267,952)	3,241,459	–	–
Receivables:
Interest and dividends	1,061,416	89,301	48,096
Investment securities sold	4,320,386	923,780	1,991,199
Capital shares sold	898,578	57,996	2,839,055
From advisor (See Note 3)	–	13,878	12,886
Prepaid expenses and other assets	85,660	33,752	42,428
Total assets	488,051,584	64,740,337	167,318,915
LIABILITIES:
Payables:
Investment securities purchased	5,012,890	952,096	2,243,320
Capital shares reacquired	498,387	311,158	161,515
Management fees	280,608	19,710	91,646
12b-1 distribution fees	146,150	16,299	83,338
Fund administration	14,921	1,971	4,888
Trustees' fees	25,442	3,534	1,131
To affiliates (See Note 3)	119,257	–	2,267
Accrued expenses and other liabilities	224,098	82,748	48,044
Total liabilities	6,321,753	1,387,516	2,636,149
NET ASSETS	$481,729,831	$63,352,821	$164,682,766
COMPOSITION OF NET ASSETS:
Paid-in capital	$388,467,536	$52,822,491	$148,507,597
Undistributed (distributions in excess of) net investment income	(650,097)	271,451	73,488
Accumulated net realized gain on investments and foreign currency related transactions	8,386,221	2,378,166	5,369,758
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	85,526,171	7,880,713	10,731,923
Net Assets	$481,729,831	$63,352,821	$164,682,766
Net assets by class:
Class A Shares	$186,702,251	$25,382,072	$109,182,010
Class B Shares	$42,020,388	$3,768,481	$11,039,139
Class C Shares	$39,730,533	$6,292,957	$34,735,571
Class P Shares	$1,727,237	$16,148	$2,344,983
Class Y Shares	$211,549,422	$27,893,163	$7,381,063
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	10,128,344	1,730,695	8,122,908
Class B Shares	2,374,639	261,038	828,422
Class C Shares	2,256,393	435,723	2,606,794
Class P Shares	92,798	1,099	174,713
Class Y Shares	11,226,805	1,892,467	547,163
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$18.43	$14.67	$13.44
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$19.55	$15.56	$14.26
Class B Shares–Net asset value	$17.70	$14.44	$13.33
Class C Shares–Net asset value	$17.61	$14.44	$13.33
Class P Shares–Net asset value	$18.61	$14.69	$13.42
Class Y Shares–Net asset value	$18.84	$14.74	$13.49

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2007

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $253,280, $0, and $974,452 respectively)	$27,150,228	$566,209	$11,317,875
Interest and other	1,965,167	142,192	974,815
Total investment income	29,115,395	708,401	12,292,690
Expenses:
Management fees	8,454,926	179,613	4,240,223
12b-1 distribution plan-Class A	3,908,724	384,880	1,324,676
12b-1 distribution plan-Class B	1,396,985	247,867	295,267
12b-1 distribution plan-Class C	3,143,399	442,166	783,715
12b-1 distribution plan-Class P	100,534	–	210
Shareholder servicing	2,509,884	402,843	848,836
Professional	37,812	14,064	25,728
Reports to shareholders	242,376	28,995	98,663
Fund administration	638,707	-	228,310
Custody	70,919	14,529	295,728
Trustees' fees	43,831	4,530	13,476
Registration	120,111	44,151	104,348
Subsidy (See Note 3)	–	–	159,294
Other	32,309	3,359	10,458
Gross expenses	20,700,517	1,766,997	8,428,932
Expense reductions (See Note 7)	(50,890)	(4,383)	(74,365)
Expenses assumed by Underlying Funds (See Note 3)	–	(508,088)	–
Management fee waived (See Note 3)	–	(179,613)	–
Net expenses	20,649,627	1,074,913	8,354,567
Net investment income (loss)	8,465,768	(366,512)	3,938,123
Net realized and unrealized gain:
Capital gains received from Underlying Funds	–	24,202,650	–
Net realized gain on investments and foreign currency related transactions (net of foreign capital gains tax of $0, $0 and $9,026, respectively)	111,391,616	–	106,054,793
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	106,104,372	21,711,342	52,884,204
Net realized and unrealized gain	217,495,988	45,913,992	158,938,997
Net Increase in Net Assets Resulting From Operations	$225,961,756	$45,547,480	$162,877,120

See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended April 30, 2007

	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund
Investment income:
Dividends (net of foreign withholding taxes of $198,921, $4,559, and $5,392 respectively)	$2,249,311	$667,037	$629,030
Interest and other	287,423	43,732	290,361
Total investment income	2,536,734	710,769	919,391
Expenses:
Management fees	1,581,666	120,375	436,308
12b-1 distribution plan–Class A	293,083	40,847	140,202
12b-1 distribution plan–Class B	196,986	17,353	37,060
12b-1 distribution plan–Class C	173,797	27,092	112,902
12b-1 distribution plan–Class P	3,482	35	1,955
Shareholder servicing	347,524	40,266	65,305
Professional	24,447	19,154	19,416
Reports to shareholders	23,638	14,341	9,050
Fund administration	84,356	12,038	23,270
Custody	107,422	17,652	19,642
Trustees' fees	5,207	822	1,159
Registration	51,914	30,207	33,786
Subsidy (See Note 3)	247,468	–	4,621
Other	7,923	708	1,652
Gross expenses	3,148,913	340,890	906,328
Expense reductions (See Note 7)	(6,777)	(1,001)	(2,992)
Expenses assumed by advisor (See Note 3)	–	(73,999)	(58,560)
Net expenses	3,142,136	265,890	844,776
Net investment income (loss)	(605,402)	444,879	74,615
Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	34,152,180	2,549,430	5,791,614
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	33,752,416	1,195,703	7,239,274
Net realized and unrealized gain	67,904,596	3,745,133	13,030,888
Net Increase in Net Assets Resulting From Operations	$67,299,194	$4,190,012	$13,105,503

See Notes to Financial Statements.

Statements of Changes in Net Assets

April 30, 2007

	All Value Fund		Alpha Strategy Fund		International Core Equity Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006
Operations:
Net investment income (loss)	$8,465,768	$12,630,673	$(366,512)	$(1,359,195)	$3,938,123	$2,849,951
Capital gains received from Underlying Funds	–	–	24,202,650	5,240,213	–	–
Net realized gain on investment and foreign currency related transactions	111,391,616	234,652,599	–	6,154,161	106,054,793	56,922,694
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	106,104,372	173,974,912	21,711,342	33,601,350	52,884,204	65,025,393
Net increase in net assets resulting from operations	225,961,756	421,258,184	45,547,480	43,636,529	162,877,120	124,798,038
Distributions to shareholders from:
Net investment income
Class A	(12,776,846)	(8,298,830)	(6,348,739)	–	(2,708,189)	(1,152,035)
Class B	(558)	–	(1,171,315)	–	(320)	(32,546)
Class C	(128,111)	–	(2,273,146)	–	(662)	(83,863)
Class P	(289,375)	(70,338)	–	–	(358)	(45)
Class Y	(37,716)	(20,815)	(42,103)	–	(477,573)	(108,654)
Net realized gain
Class A	(161,679,096)	(122,757,293)	(2,238,806)	–	(41,431,605)	(7,353,570)
Class B	(21,498,446)	(17,224,653)	(547,383)	–	(3,325,811)	(568,199)
Class C	(48,023,158)	(36,819,832)	(907,584)	–	(8,780,857)	(1,470,008)
Class P	(3,249,133)	(998,437)	–	–	(5,119)	(453)
Class Y	(308,114)	(182,162)	(13,729)	–	(4,561,881)	(491,686)
Total distributions to shareholders	(247,990,553)	(186,372,360)	(13,542,805)	–	(61,292,375)	(11,261,059)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	284,917,126	636,042,456	79,327,723	176,788,208	376,676,204	556,348,568
Reinvestment of distributions	221,554,103	165,079,376	11,553,500	–	55,790,358	10,164,040
Cost of shares reacquired	(307,470,815)	(431,030,391)	(32,229,108)	(66,184,289)	(61,684,873)	(73,847,708)
Net increase in net assets resulting from capital share transactions	199,000,414	370,091,441	58,652,115	110,603,919	370,781,689	492,664,900
Net increase in net assets	176,971,617	604,977,265	90,656,790	154,240,448	472,366,434	606,201,879
NET ASSETS:
Beginning of period	$3,146,750,129	$2,541,772,864	$320,596,369	$166,355,921	$915,443,798	$309,241,919
End of period	$3,323,721,746	$3,146,750,129	$411,253,159	$320,596,369	$1,387,810,232	$915,443,798
Undistributed (distributions in excess of) net investment income	$4,603,440	$9,370,278	$(10,222,420)	$(20,605)	$2,567,157	$1,816,136

See Notes to Financial Statements.

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

April 30, 2007

	International Opportunities Fund		Large Cap Value Fund		Value Opportunities Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006	For the Six Months Ended April 30, 2007 (unaudited)	For the Period Ended October 31, 2006*
Operations:
Net investment income (loss)	$(605,402)	$1,098,817	$444,879	$694,460	$74,615	$713
Net realized gain on investment and foreign currency related transactions	34,152,180	59,342,797	2,549,430	1,296,453	5,791,614	2,366,322
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in in foreign currencies	33,752,416	8,965,836	1,195,703	6,287,353	7,239,274	3,492,649
Net increase in net assets resulting from operations	67,299,194	69,407,450	4,190,012	8,278,266	13,105,503	5,859,684
Distributions to shareholders from:
Net investment income
Class A	(146,761)	–	(267,279)	(129,227)	(2,595)	–
Class B	–	–	(27,218)	(6,435)	–	–
Class C	–	–	(35,814)	(13,656)	–	–
Class P	(2,764)	–	(163)	(101)	–	–
Class Y	(586,899)	–	(438,019)	(242,031)	(5,179)	–
Net realized gain
Class A	–	–	(492,154)	(330,265)	(1,967,502)	–
Class B	–	–	(76,558)	(45,427)	(179,920)	–
Class C	–	–	(111,463)	(75,035)	(508,641)	–
Class P	–	–	(342)	(304)	(386)	–
Class Y	–	–	(661,763)	(465,494)	(131,729)	–
Total distributions to shareholders	(736,424)	–	(2,110,773)	(1,307,975)	(2,795,952)	–
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	73,223,841	144,893,690	7,538,050	20,223,350	83,748,251	82,283,119
Reinvestment of distributions	730,056	–	1,736,921	1,177,868	2,329,852	–
Cost of shares reacquired	(26,095,899)	(48,706,339)	(7,028,375)	(7,599,577)	(14,597,425)	(5,250,266)
Net increase in net assets resulting from capital share transactions	47,857,998	96,187,351	2,246,596	13,801,641	71,480,678	77,032,853
Net increase in net assets	114,420,768	165,594,801	4,325,835	20,771,932	81,790,229	82,892,537
NET ASSETS:
Beginning of period	$367,309,063	$201,714,262	$59,026,986	$38,255,054	$82,892,537	$–
End of period	$481,729,831	$367,309,063	$63,352,821	$59,026,986	$164,682,766	$82,892,537
Undistributed (distributions in excess of) net investment income	$(650,097)	$691,729	$271,451	$595,065	$73,488	$6,647
*	For the period December 20, 2005 (commencement of investment operations) to October 31, 2006.

See Notes to Financial Statements.

See Notes to Financial Statements.

Financial Highlights

ALL VALUE FUND

	Class A Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$13.14		$12.13	$11.18	$9.93	$8.22	$9.83
Investment operations:
Net investment income(a)	.04		.08	.07	.06	.02	.01
Net realized and unrealized gain (loss)	.86		1.82	1.06	1.30	1.87	(.67)
Total from investment operations	.90		1.90	1.13	1.36	1.89	(.66)
Distributions to shareholders from:
Net investment income	(.08)		(.06)	(.07)	(.01)	–	(.02)
Net realized gain	(.97)		(.83)	(.11)	(.10)	(.18)	(.93)
Total distributions	(1.05)		(.89)	(.18)	(.11)	(.18)	(.95)
Net asset value, end of period	$12.99		$13.14	$12.13	$11.18	$9.93	$8.22
Total Return(b)	7.34	%(d)	16.49%	10.19%	13.80%	23.46%	(7.95)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.55	%(d)	1.14%	1.17%	1.24%	1.38%	1.42%
Expenses, excluding expense reductions	.55	%(d)	1.14%	1.17%	1.24%	1.38%	1.42%
Net investment income	.35	%(d)	.63%	.62%	.53%	.25%	.13%
Supplemental Data:
Net assets, end of period (000)	$2,334,923		$2,198,884	$1,771,120	$1,268,285	$452,098	$189,698
Portfolio turnover rate	29.22	%(d)	63.84%	52.24%	21.92%	36.39%	79.39%

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class B Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$12.66		$11.74	$10.84	$9.69	$8.07	$9.70
Investment operations:
Net investment income (loss)(a)	–	(e)	– (e)	– (e)	(.01)	(.03)	(.04)
Net realized and unrealized gain (loss)	.83		1.76	1.02	1.26	1.83	(.66)
Total from investment operations	.83		1.76	1.02	1.25	1.80	(.70)
Distributions to shareholders from:
Net investment income	–		–	(.01)	–	–	–
Net realized gain	(.97)		(.84)	(.11)	(.10)	(.18)	(.93)
Total distributions	(.97)		(.84)	(.12)	(.10)	(.18)	(.93)
Net asset value, end of period	$12.52		$12.66	$11.74	$10.84	$9.69	$8.07
Total Return(b)	7.03	%(d)	15.68%	9.52%	12.98%	22.77%	(8.51)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.87	%(d)	1.79%	1.81%	1.87%	2.00%	2.03%
Expenses, excluding expense reductions	.87	%(d)	1.79%	1.81%	1.87%	2.00%	2.03%
Net investment income (loss)	.03	%(d)	(.02)%	(.01)%	(.10)%	(.37)%	(.48)%
Supplemental Data:
Net assets, end of period (000)	$285,183		$278,649	$240,977	$185,775	$100,272	$47,423
Portfolio turnover rate	29.22	%(d)	63.84%	52.24%	21.92%	36.39%	79.39%

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class C Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$12.62		$11.71	$10.81	$9.66	$8.05	$9.67
Investment operations:
Net investment income (loss)(a)	–	(e)	– (e)	– (e)	(.01)	(.03)	(.03)
Net realized and unrealized gain (loss)	.83		1.75	1.02	1.26	1.82	(.66)
Total from investment operations	.83		1.75	1.02	1.25	1.79	(.69)
Distributions to shareholders from:
Net investment income	–		–	(.01)	–	–	–
Net realized gain	(.97)		(.84)	(.11)	(.10)	(.18)	(.93)
Total distributions	(.97)		(.84)	(.12)	(.10)	(.18)	(.93)
Net asset value, end of period	$12.48		$12.62	$11.71	$10.81	$9.66	$8.05
Total Return(b)	7.07	%(d)	15.64%	9.56%	13.02%	22.70%	(8.42)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.87	%(d)	1.79%	1.81%	1.87%	2.00%	1.89%
Expenses, excluding expense reductions	.87	%(d)	1.79%	1.81%	1.87%	2.00%	1.89%
Net investment income (loss)	.03	%(d)	(.02)%	(.01)%	(.10)%	(.37)%	(.34)%
Supplemental Data:
Net assets, end of period (000)	$645,718		$622,822	$513,752	$389,161	$200,025	$112,052
Portfolio turnover rate	29.22	%(d)	63.84%	52.24%	21.92%	36.39%	79.39%

See Notes to Financial Statements.

Financial Highlights (continued)

ALL VALUE FUND

	Class P Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$13.03		$12.05	$11.12	$9.88	$8.19	$9.83
Investment operations:
Net investment income(a)	.04		.06	.06	.05	.01	– (e)
Net realized and unrealized gain (loss)	.84		1.82	1.05	1.30	1.86	(.66)
Total from investment operations	.88		1.88	1.11	1.35	1.87	(.66)
Distributions to shareholders from:
Net investment income	(.09)		(.06)	(.07)	(.01)	–	(.05)
Net realized gain	(.97)		(.84)	(.11)	(.10)	(.18)	(.93)
Total distributions	(1.06)		(.90)	(.18)	(.11)	(.18)	(.98)
Net asset value, end of period	$12.85		$13.03	$12.05	$11.12	$9.88	$8.19
Total Return(b)	7.24	%(d)	16.36%	10.09%	13.71%	23.30%	(8.04)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.60	%(d)	1.24%	1.26%	1.32%†	1.45%	1.48%
Expenses, excluding expense reductions	.60	%(d)	1.25%	1.26%	1.32%†	1.45%	1.48%
Net investment income	.30	%(d)	.49%	.47%	.45%†	.18%	.07%
Supplemental Data:
Net assets, end of period (000)	$48,392		$42,516	$13,279	$4,895	$1,280	$368
Portfolio turnover rate	29.22	%(d)	63.84%	52.24%	21.92%	36.39%	79.39%

See Notes to Financial Statements.

Financial Highlights (concluded)

ALL VALUE FUND

	Class Y Shares
	Six Months Ended 4/30/2007		Year Ended 10/31			3/31/2003(c) to
	(unaudited)		2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$13.21		$12.19	$11.22	$9.95	$7.83
Investment operations:
Net investment income(a)	.07		.12	.12	.10	.03
Net realized and unrealized gain	.86		1.83	1.06	1.30	2.09
Total from investment operations	.93		1.95	1.18	1.40	2.12
Distributions to shareholders from:
Net investment income	(.12)		(.10)	(.10)	(.03)	–
Net realized gain	(.97)		(.83)	(.11)	(.10)	–
Total distributions	(1.09)		(.93)	(.21)	(.13)	–
Net asset value, end of period	$13.05		$13.21	$12.19	$11.22	$9.95
Total Return(b)	7.58	%(d)	16.87%	10.61%	14.18%	27.08	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.38	%(d)	.79%	.81%	.87%†	1.00	%(d)†
Expenses, excluding expense reductions	.38	%(d)	.79%	.81%	.87%†	1.00	%(d)†
Net investment income	.52	%(d)	.97%	.97%	.90%†	.63	%(d)†
Supplemental Data:
Net assets, end of period (000)	$9,505		$3,880	$2,645	$1,750	$13
Portfolio turnover rate	29.22	%(d)	63.84%	52.24%	21.92%	36.39%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Commencement of offering of class shares.

(d) Not annualized.

(e) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights

ALPHA STRATEGY FUND

	Class A Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$23.68		$19.11	$15.96	$14.38	$10.62	$12.96
Investment operations:
Net investment income (loss)(b)	.01		(.06)	(.01)	.10	.02	(.05)
Net realized and unrealized gain (loss)	3.11		4.63	3.26	1.48	3.83	(1.70)
Total from investment operations	3.12		4.57	3.25	1.58	3.85	(1.75)
Distributions to shareholders from:
Net investment income	(.74)		–	(.10)	–	–	–
Net realized gain	(.26)		–	–	–	(.09)	(.59)
Total distributions	(1.00)		–	(.10)	–	(.09)	(.59)
Net asset value, end of period	$25.80		$23.68	$19.11	$15.96	$14.38	$10.62
Total Return(c)	13.56	%(d)	23.91%	20.46%	10.99%	36.59%	(14.41)%
Ratios to Average Net Assets:*
Expenses, including expense reductions and expenses assumed and waived	.17	%(d)	.35%	.35%	.36%	.39%	.37%
Expenses, excluding expense reductions and including expenses assumed and waived	.17	%(d)	.35%	.35%	.36%	.39%	.37%
Expenses, excluding expense reductions and expenses assumed and waived	.36	%(d)	.80%	.83%	1.03%	1.45%	1.37%
Net investment income (loss)	.02	%(d)	(.28)%	(.08)%	.63%	.13%	(.34)%
Supplemental Data:
Net assets, end of period (000)	$251,205		$196,448	$90,641	$69,957	$62,383	$53,121
Portfolio turnover rate	.00	%(d)	8.83%	6.94%	2.59%	2.47%	1.75%

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class B Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$22.79		$18.51	$15.46	$14.02	$10.43	$12.81
Investment operations:
Net investment income (loss)(b)	(.07)		(.20)	(.12)	.01	(.06)	(.12)
Net realized and unrealized gain (loss)	3.00		4.48	3.17	1.43	3.74	(1.67)
Total from investment operations	2.93		4.28	3.05	1.44	3.68	(1.79)
Distributions to shareholders from:
Net investment income	(.56)		–	–	–	–	–
Net realized gain	(.26)		–	–	–	(.09)	(.59)
Total distributions	(.82)		–	–	–	(.09)	(.59)
Net asset value, end of period	$24.90		$22.79	$18.51	$15.46	$14.02	$10.43
Total Return(c)	13.17	%(d)	23.12%	19.73%	10.27%	35.62%	(14.91)%
Ratios to Average Net Assets:*
Expenses, including expense reductions and expenses assumed and waived	.50	%(d)	1.00%	1.00%	1.01%	1.04%	1.00%
Expenses, excluding expense reductions and including expenses assumed and waived	.50	%(d)	1.00%	1.00%	1.01%	1.04%	1.00%
Expenses, excluding expense reductions and expenses assumed and waived	.69	%(d)	1.44%	1.47%	1.68%	2.10%	2.00%
Net investment income (loss)	(.29	)%(d)	(.92)%	(.71)%	.03%	(.52)%	(.97)%
Supplemental Data:
Net assets, end of period (000)	$52,321		$47,954	$45,179	$41,771	$42,342	$35,661
Portfolio turnover rate	.00	%(d)	8.83%	6.94%	2.59%	2.47%	1.75%

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class C Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$22.79		$18.51	$15.46	$14.02	$10.43	$12.80
Investment operations:
Net investment income (loss)(b)	(.07)		(.20)	(.12)	.01	(.06)	(.10)
Net realized and unrealized gain (loss)	3.00		4.48	3.17	1.43	3.74	(1.68)
Total from investment operations	2.93		4.28	3.05	1.44	3.68	(1.78)
Distributions to shareholders from:
Net investment income	(.66)		–	–	–	–	–
Net realized gain	(.26)		–	–	–	(.09)	(.59)
Total distributions	(.92)		–	–	–	(.09)	(.59)
Net asset value, end of period	$24.80		$22.79	$18.51	$15.46	$14.02	$10.43
Total Return(c)	13.19	%(d)	23.12%	19.73%	10.27%	35.62%	(14.77)%
Ratios to Average Net Assets:*
Expenses, including expense reductions and expenses assumed and waived	.50	%(d)	1.00%	1.00%	1.01%	1.04%	.89%
Expenses, excluding expense reductions and including expenses assumed and waived	.50	%(d)	1.00%	1.00%	1.01%	1.04%	.89%
Expenses, excluding expense reductions and expenses assumed and waived	.69	%(d)	1.45%	1.47%	1.68%	2.10%	1.89%
Net investment income (loss)	(.30	)%(d)	(.92)%	(.71)%	.03%	(.52)%	(.86)%
Supplemental Data:
Net assets, end of period (000)	$106,325		$75,193	$29,998	$27,701	$28,970	$24,690
Portfolio turnover rate	.00	%(d)	8.83%	6.94%	2.59%	2.47%	1.75%

See Notes to Financial Statements.

Financial Highlights (concluded)

ALPHA STRATEGY FUND

	Class Y Shares
	Six Months Ended 4/30/2007		Year Ended 10/31		10/20/2004(a) to
	(unaudited)		2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$23.77		$19.12	$15.96	$15.65
Investment operations:
Net investment income(b)	.05		.02	.05	–	(e)
Net realized and unrealized gain	3.12		4.63	3.27	.31
Total from investment operations	3.17		4.65	3.32	.31
Distributions to shareholders from:
Net investment income	(.80)		–	(.16)	–
Net realized gain	(.26)		–	–	–
Total distributions	(1.06)		–	(.16)	–
Net asset value, end of period	$25.88		$23.77	$19.12	$15.96
Total Return(c)	13.75	%(d)	24.32%	20.91%	2.18	%(d)
Ratios to Average Net Assets:*
Expenses, including expense reductions and expenses assumed and waived	.00	%(d)	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.00	%(d)	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.19	%(d)	.45%	.48%	.00	%(d)
Net investment income	.20	%(d)	.08%	.27%	.00	%(d)(f)
Supplemental Data:
Net assets, end of period (000)	$1,402		$1,001	$539	$398
Portfolio turnover rate	.00	%(d)	8.83%	6.94%	2.59%

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount represents less than $.01.

(f) Amount represents less than .01%.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL CORE EQUITY FUND

	Class A Shares
	Six Months Ended 4/30/2007		Year Ended 10/31		12/15/2003(a) to
	(unaudited)		2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$15.23		$12.37	$10.42	$10.00
Unrealized appreciation on investments					.15
Net asset value on SEC Effective Date					$10.15
Investment operations:
Net investment income(b)	.06		.08	.09	.04
Net realized and unrealized gain	2.17		3.17	1.87	.23
Total from investment operations	2.23		3.25	1.96	.27
Distributions to shareholders from:
Net investment income	(.06)		(.05)	(.01)	–
Net realized gain	(.92)		(.34)	–	–
Total distributions	(.98)		(.39)	(.01)	–
Net asset value, end of period	$16.48		$15.23	$12.37	$10.42
Total Return(c)					1.50	%(d)(e)
Total Return(c)	15.22	%(d)	26.86%	18.80%	2.66	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.68	%(d)	1.52%	1.66%	1.50	%(d)
Expenses, excluding expense reductions and including expenses assumed	.69	%(d)	1.53%	1.66%	1.50	%(d)
Expenses, excluding expense reductions and expenses assumed	.69	%(d)	1.53%	1.66%	2.13	%(d)
Net investment income	.36	%(d)	.55%	.79%	.40	%(d)
Supplemental Data:
Net assets, end of period (000)	$883,917		$655,273	$235,563	$58,484
Portfolio turnover rate	70.90	%(d)	134.00%	100.87%	142.16%

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class B Shares
	Six Months Ended 4/30/2007		Year Ended 10/31		12/15/2003(a) to
	(unaudited)		2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$15.00		$12.24	$10.36	$10.00
Unrealized appreciation on investments					.15
Net asset value on SEC Effective Date					$10.15
Investment operations:
Net investment income (loss)(b)	–		(.01)	.03	(.01)
Net realized and unrealized gain	2.15		3.13	1.85	.22
Total from investment operations	2.15		3.12	1.88	.21
Distributions to shareholders from:
Net investment income	–		(.02)	–	–
Net realized gain	(.92)		(.34)	–	–
Total distributions	(.92)		(.36)	–	–
Net asset value, end of period	$16.23		$15.00	$12.24	$10.36
Total Return(c)					1.50	%(d)(e)
Total Return(c)	14.87	%(d)	25.98%	18.15%	2.07	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.01	%(d)	2.17%	2.30%	2.04	%(d)
Expenses, excluding expense reductions and including expenses assumed	1.02	%(d)	2.18%	2.30%	2.04	%(d)
Expenses, excluding expense reductions and expenses assumed	1.02	%(d)	2.18%	2.30%	2.67	%(d)
Net investment income (loss)	.03	%(d)	(.09)%	.22%	(.14	)%(d)
Supplemental Data:
Net assets, end of period (000)	$67,849		$51,040	$17,472	$2,937
Portfolio turnover rate	70.90	%(d)	134.00%	100.87%	142.16%

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class C Shares
	Six Months Ended 4/30/2007		Year Ended 10/31		12/15/2003(a) to
	(unaudited)		2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$15.00		$12.24	$10.37	$10.00
Unrealized appreciation on investments					.15
Net asset value on SEC Effective Date					$10.15
Investment operations:
Net investment income (loss)(b)	.01		(.01)	.02	(.01)
Net realized and unrealized gain	2.14		3.13	1.85	.23
Total from investment operations	2.15		3.12	1.87	.22
Distributions to shareholders from:
Net investment income	–		(.02)	–	–
Net realized gain	(.92)		(.34)	–	–
Total distributions	(.92)		(.36)	–	–
Net asset value, end of period	$16.23		$15.00	$12.24	$10.37
Total Return(c)					1.50	%(d)(e)
Total Return(c)	14.87	%(d)	25.98%	18.03%	2.17	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.01	%(d)	2.17%	2.30%	2.04	%(d)
Expenses, excluding expense reductions and including expenses assumed	1.02	%(d)	2.18%	2.30%	2.04	%(d)
Expenses, excluding expense reductions and expenses assumed	1.02	%(d)	2.18%	2.30%	2.67	%(d)
Net investment income (loss)	.03	%(d)	(.07)%	.19%	(.14	)%(d)
Supplemental Data:
Net assets, end of period (000)	$181,072		$138,424	$44,240	$9,291
Portfolio turnover rate	70.90	%(d)	134.00%	100.87%	142.16%

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class P Shares
	Six Months Ended 4/30/2007		Year Ended 10/31		12/15/2003(a) to
	(unaudited)		2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$15.22		$12.36	$10.41	$10.00
Unrealized appreciation on investments					.15
Net asset value on SEC Effective Date					$10.15
Investment operations:
Net investment income(b)	.05		.08	.07	.04
Net realized and unrealized gain	2.17		3.16	1.88	.22
Total from investment operations	2.22		3.24	1.95	.26
Distributions to shareholders from:
Net investment income	(.06)		(.03)	–	–
Net realized gain	(.92)		(.35)	–	–
Total distributions	(.98)		(.38)	–	–
Net asset value, end of period	$16.46		$15.22	$12.36	$10.41
Total Return(c)					1.50	%(d)(e)
Total Return(c)	15.19	%(d)	26.69%	18.73%	2.56	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.73	%(d)	1.62%	1.71%	1.55	%(d)†
Expenses, excluding expense reductions and including expenses assumed	.74	%(d)	1.63%	1.71%	1.55	%(d)†
Expenses, excluding expense reductions and expenses assumed	.74	%(d)	1.63%	1.71%	2.18	%(d)†
Net investment income	.33	%(d)	.55%	.63%	.35	%(d)†
Supplemental Data:
Net assets, end of period (000)	$122		$66	$16	$11
Portfolio turnover rate	70.90	%(d)	134.00%	100.87%	142.16%

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL CORE EQUITY FUND

	Class Y Shares
	Six Months Ended 4/30/2007		Year Ended 10/31		12/15/2003(a) to
	(unaudited)		2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$15.33		$12.43	$10.45	$10.00
Unrealized appreciation on investments					.15
Net asset value on SEC Effective Date					$10.15
Investment operations:
Net investment income(b)	.10		.13	.12	.08
Net realized and unrealized gain	2.18		3.19	1.89	.22
Total from investment operations	2.28		3.32	2.01	.30
Distributions to shareholders from:
Net investment income	(.10)		(.08)	(.03)	–
Net realized gain	(.92)		(.34)	–	–
Total distributions	(1.02)		(.42)	(.03)	–
Net asset value, end of period	$16.59		$15.33	$12.43	$10.45
Total Return(c)					1.50	%(d)(e)
Total Return(c)	15.45	%(d)	27.26%	19.23%	2.96	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.51	%(d)	1.18%	1.30%	1.16	%(d)
Expenses, excluding expense reductions and including expenses assumed	.52	%(d)	1.19%	1.30%	1.16	%(d)
Expenses, excluding expense reductions and expenses assumed	.52	%(d)	1.19%	1.30%	1.79	%(d)
Net investment income	.64	%(d)	.92%	1.01%	.74	%(d)
Supplemental Data:
Net assets, end of period (000)	$254,850		$70,641	$11,952	$3,091
Portfolio turnover rate	70.90	%(d)	134.00%	100.87%	142.16%

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations is December 15, 2003; SEC effective date is December 31, 2003; date shares first became available to the public is January 2, 2004.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 12/15/2003 through 12/31/2003.

(f) Total return for the period 12/31/2003 through 10/31/2004.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL OPPORTUNITIES FUND

	Class A Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$15.72		$11.97	$9.61	$8.41	$6.29	$7.78
Investment operations:
Net investment income (loss)	(.03)		.05	(.01)	.02	.08	.03
Net realized and unrealized gain (loss)	2.76		3.70	2.37	1.33	2.09	(1.52)
Total from investment operations	2.73		3.75	2.36	1.35	2.17	(1.49)
Distributions to shareholders from:
Net investment income	(.02)		–	–	(.15)	(.05)	–
Net asset value, end of period	$18.43		$15.72	$11.97	$9.61	$8.41	$6.29
Total Return(b)	17.35	%(d)	31.33%	24.56%	16.31%	35.07%	(19.16)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.75	%(d)	1.60%	1.74%	1.83%	2.11%	1.89%
Expenses, excluding expense reductions	.75	%(d)	1.60%	1.74%	1.83%	2.11%	1.89%
Net investment income (loss)	(.16	)%(d)	.38%	(.11)%	.26%	1.11%	.50%
Supplemental Data:
Net assets, end of period (000)	$186,702		$148,996	$89,402	$67,314	$55,230	$44,975
Portfolio turnover rate	43.62	%(d)	98.16%	78.65%	75.56%	72.36%	82.38%

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class B Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$15.12		$11.59	$9.37	$8.20	$6.13	$7.65
Investment operations:
Net investment income (loss)(a)	(.08)		(.04)	(.08)	(.04)	.03	(.02)
Net realized and unrealized gain (loss)	2.66		3.57	2.30	1.30	2.05	(1.50)
Total from investment operations	2.58		3.53	2.22	1.26	2.08	(1.52)
Distributions to shareholders from:
Net investment income	–		–	–	(.09)	(.01)	–
Net asset value, end of period	$17.70		$15.12	$11.59	$9.37	$8.20	$6.13
Total Return(b)	17.06	%(d)	30.46%	23.69%	15.61%	33.89%	(19.87)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.08	%(d)	2.24%	2.38%	2.48%	2.73%	2.69%
Expenses, excluding expense reductions	1.08	%(d)	2.24%	2.39%	2.48%	2.73%	2.69%
Net investment income (loss)	(.49	)%(d)	(.30)%	(.76)%	(.39)%	.49%	(.30)%
Supplemental Data:
Net assets, end of period (000)	$42,020		$36,642	$27,115	$21,962	$17,978	$13,174
Portfolio turnover rate	43.62	%(d)	98.16%	78.65%	75.56%	72.36%	82.38%

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class C Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$15.05		$11.54	$9.32	$8.19	$6.12	$7.61
Investment operations:
Net investment income (loss)(a)	(.08)		(.04)	(.08)	(.04)	.07	– (c)
Net realized and unrealized gain (loss)	2.64		3.55	2.30	1.30	2.04	(1.49)
Total from investment operations	2.56		3.51	2.22	1.26	2.11	(1.49)
Distributions to shareholders from:
Net investment income	–		–	–	(.13)	(.04)	–
Net asset value, end of period	$17.61		$15.05	$11.54	$9.32	$8.19	$6.12
Total Return(b)	17.01	%(d)	30.42%	23.82%	15.61%	34.67%	(19.58)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.08	%(d)	2.24%	2.38%	2.48%	2.73%	2.36%
Expenses, excluding expense reductions	1.08	%(d)	2.25%	2.39%	2.48%	2.73%	2.36%
Net investment income (loss)	(.48	)%(d)	(.27)%	(.75)%	(.39)%	.99%	.03%
Supplemental Data:
Net assets, end of period (000)	$39,731		$30,673	$17,621	$12,766	$10,323	$7,823
Portfolio turnover rate	43.62	%(d)	98.16%	78.65%	75.56%	72.36%	82.38%

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class P Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$15.89		$12.11	$9.71	$8.47		$6.31		$7.82
Investment operations:
Net investment income (loss)(a)	(.04)		.09	(.01)	.01		.10		.03
Net realized and unrealized gain (loss)	2.79		3.69	2.41	1.35		2.10		(1.54)
Total from investment operations	2.75		3.78	2.40	1.36		2.20		(1.51)
Distributions to shareholders from:
Net investment income	(.03)		–	–	(.12)		(.04)		–
Net asset value, end of period	$18.61		$15.89	$12.11	$9.71		$8.47		$6.31
Total Return(b)	17.33	%(d)	31.21%	24.72%	16.37%		35.17%		(19.31)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.80	%(d)	1.74%	1.69%	1.93	%†	2.18	%†	2.14%
Expenses, excluding expense reductions	.80	%(d)	1.74%	1.69%	1.93	%†	2.18	%†	2.14%
Net investment income (loss)	(.22	)%(d)	.62%	(.06)%	.16	%†	1.00	%†	.25%
Supplemental Data:
Net assets, end of period (000)	$1,727		$1,489	$3	$1		$1		$1
Portfolio turnover rate	43.62	%(d)	98.16%	78.65%	75.56%		72.36%		82.38%

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL OPPORTUNITIES FUND

	Class Y Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$16.08		$12.21	$9.77	$8.53	$6.39	$7.90
Investment operations:
Net investment income(a)	–		.11	.02	.06	.10	.06
Net realized and unrealized gain (loss)	2.82		3.76	2.43	1.34	2.12	(1.57)
Total from investment operations	2.82		3.87	2.45	1.40	2.22	(1.51)
Distributions to shareholders from:
Net investment income	(.06)		–	(.01)	(.16)	(.08)	–
Net asset value, end of period	$18.84		$16.08	$12.21	$9.77	$8.53	$6.39
Total Return(b)	17.62	%(d)	31.70%	25.06%	16.73%	35.22%	(19.11)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.58	%(d)	1.25%	1.38%	1.48%	1.74%	1.69%
Expenses, excluding expense reductions	.58	%(d)	1.25%	1.39%	1.48%	1.74%	1.69%
Net investment income	.02	%(d)	.76%	.22%	.61%	1.47%	.70%
Supplemental Data:
Net assets, end of period (000)	$211,549		$149,509	$67,574	$57,143	$53,237	$45,748
Portfolio turnover rate	43.62	%(d)	98.16%	78.65%	75.56%	72.36%	82.38%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

LARGE CAP VALUE FUND

	Class A Shares
	Six Months Ended 4/30/2007		Year Ended			6/23/2003(a) to
	(unaudited)		2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$14.19		$12.38	$11.80	$10.73	$10.00
Unrealized depreciation on investments						(.10)
Net asset value on SEC Effective Date, June 30, 2003						$9.90
Investment operations:
Net investment income(b)	.10		.17	.14	.09	.03
Net realized and unrealized gain	.87		2.05	.71	1.05	.80
Total from investment operations	.97		2.22	.85	1.14	.83
Distributions to shareholders from:
Net investment income	(.17)		(.12)	(.11)	(.07)	–
Net realized gain	(.32)		(.29)	(.16)	–	–
Total distributions	(.49)		(.41)	(.27)	(.07)	–
Net asset value, end of period	$14.67		$14.19	$12.38	$11.80	$10.73
Total Return(c)						(1.00	)%(d)(e)
Total Return(c)	7.11	%(d)	18.40%	7.23%	10.74%	8.38	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.47	%(d)	.95%	.95%	.95%	.33	%(d)†
Expenses, excluding expense reductions and including expenses assumed	.47	%(d)	.95%	.95%	.95%	.33	%(d)†
Expenses, excluding expense reductions and expenses assumed	.59	%(d)	1.28%	1.50%	2.59%	7.12	%(d)†
Net investment income	.70	%(d)	1.26%	1.14%	.75%	.27	%(d)†
Supplemental Data:
Net assets, end of period (000)	$25,382		$20,994	$13,763	$10,102	$2,271
Portfolio turnover rate	43.88	%(d)	42.16%	54.12%	30.53%	8.87%

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class B Shares
	Six Months Ended 4/30/2007		Year Ended			6/23/2003(a) to
	(unaudited)		2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$13.96		$12.19	$11.67	$10.68	$10.00
Unrealized depreciation on investments						(.11)
Net asset value on SEC Effective Date, June 30, 2003						$9.89
Investment operations:
Net investment income(b)	.05		.08	.06	.01	–	(g)
Net realized and unrealized gain	.86		2.03	.69	1.05	.79
Total from investment operations	.91		2.11	.75	1.06	.79
Distributions to shareholders from:
Net investment income	(.11)		(.04)	(.07)	(.07)	–
Net realized gain	(.32)		(.30)	(.16)	–	–
Total distributions	(.43)		(.34)	(.23)	(.07)	–
Net asset value, end of period	$14.44		$13.96	$12.19	$11.67	$10.68
Total Return(c)						(1.10	)%(d)(e)
Total Return(c)	6.76	%(d)	17.65%	6.49%	10.02%	7.99	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.79	%(d)	1.60%	1.60%	1.60%	.56	%(d)†
Expenses, excluding expense reductions and including expenses assumed	.79	%(d)	1.60%	1.60%	1.60%	.56	%(d)†
Expenses, excluding expense reductions and expenses assumed	.92	%(d)	1.93%	2.11%	3.24%	7.35	%(d)†
Net investment income	.38	%(d)	.60%	.49%	.10%	.04	%(d)†
Supplemental Data:
Net assets, end of period (000)	$3,768		$3,109	$1,749	$1,445	$111
Portfolio turnover rate	43.88	%(d)	42.16%	54.12%	30.53%	8.87%

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class C Shares
	Six Months Ended 4/30/2007		Year Ended			6/23/2003(a) to
	(unaudited)		2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$13.95		$12.20	$11.69	$10.69	$10.00
Unrealized depreciation on investments						(.11)
Net asset value on SEC Effective Date, June 30, 2003						$9.89
Investment operations:
Net investment income(b)	.05		.08	.06	.01	–	(g)
Net realized and unrealized gain	.86		2.02	.70	1.06	.80
Total from investment operations	.91		2.10	.76	1.07	.80
Distributions to shareholders from:
Net investment income	(.10)		(.05)	(.09)	(.07)	–
Net realized gain	(.32)		(.30)	(.16)	–	–
Total distributions	(.42)		(.35)	(.25)	(.07)	–
Net asset value, end of period	$14.44		$13.95	$12.20	$11.69	$10.69
Total Return(c)						(1.10	)%(d)(e)
Total Return(c)	6.75	%(d)	17.58%	6.50%	10.07%	8.09	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.79	%(d)	1.60%	1.60%	1.60%	.56	%(d)†
Expenses, excluding expense reductions and including expenses assumed	.79	%(d)	1.60%	1.60%	1.60%	.56	%(d)†
Expenses, excluding expense reductions and expenses assumed	.92	%(d)	1.93%	2.18%	3.24%	7.35	%(d)†
Net investment income	.38	%(d)	.61%	.46%	.10%	.04	%(d)†
Supplemental Data:
Net assets, end of period (000)	$6,293		$4,753	$3,155	$1,490	$148
Portfolio turnover rate	43.88	%(d)	42.16%	54.12%	30.53%	8.87%

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class P Shares
	Six Months Ended 4/30/2007		Year Ended			6/23/2003(a) to
	(unaudited)		2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$14.19		$12.38	$11.80	$10.73	$10.00
Unrealized depreciation on investments						(.10)
Net asset value on SEC Effective Date, June 30, 2003						$9.90
Investment operations:
Net investment income(b)	.09		.15	.13	.07	.02
Net realized and unrealized gain	.88		2.05	.70	1.07	.81
Total from investment operations	.97		2.20	.83	1.14	.83
Distributions to shareholders from:
Net investment income	(.15)		(.10)	(.09)	(.07)	–
Net realized gain	(.32)		(.29)	(.16)	–	–
Total distributions	(.47)		(.39)	(.25)	(.07)	–
Net asset value, end of period	$14.69		$14.19	$12.38	$11.80	$10.73
Total Return(c)						(1.00	)%(d)(e)
Total Return(c)	7.09	%(d)	18.23%	7.07%	10.65%	8.38	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.52	%(d)	1.05%	1.05%	1.05%	.37	%(d)†
Expenses, excluding expense reductions and including expenses assumed	.52	%(d)	1.05%	1.05%	1.05%	.37	%(d)†
Expenses, excluding expense reductions and expenses assumed	.64	%(d)	1.38%	1.52%	2.69%	7.16	%(d)†
Net investment income	.65	%(d)	1.17%	1.06%	.65%	.23	%(d)†
Supplemental Data:
Net assets, end of period (000)	$16		$15	$13	$12	$11
Portfolio turnover rate	43.88	%(d)	42.16%	54.12%	30.53%	8.87%

See Notes to Financial Statements.

Financial Highlights (concluded)

LARGE CAP VALUE FUND

	Class Y Shares
	Six Months Ended 4/30/2007		Year Ended			6/23/2003(a) to
	(unaudited)		2006	2005	2004	10/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$14.27		$12.44	$11.85	$10.75	$10.00
Unrealized depreciation on investments						(.10)
Net asset value on SEC Effective Date, June 30, 2003						$9.90
Investment operations:
Net investment income(b)	.13		.21	.17	.13	.04
Net realized and unrealized gain	.87		2.07	.72	1.05	.81
Total from investment operations	1.00		2.28	.89	1.18	.85
Distributions to shareholders from:
Net investment income	(.21)		(.15)	(.14)	(.08)	–
Net realized gain	(.32)		(.30)	(.16)	–	–
Total distributions	(.53)		(.45)	(.30)	(.08)	–
Net asset value, end of period $14.74	$14.27		$1	2.44	$11.85	$10.75
Total Return(c)						(1.00	)%(d)(e)
Total Return(c)	7.29	%(d)	18.83%	7.58%	11.09%	8.59	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.30	%(d)	.60%	.60%	.60%	.21	%(d)†
Expenses, excluding expense reductions and including expenses assumed	.30	%(d)	.60%	.60%	.60%	.21	%(d)†
Expenses, excluding expense reductions and expenses assumed	.42	%(d)	.93%	1.18%	2.24%	7.00	%(d)†
Net investment income	.88	%(d)	1.61%	1.37%	1.10%	.39	%(d)†
Supplemental Data:
Net assets, end of period (000)	$27,893		$30,156	$19,576	$2,043	$11
Portfolio turnover rate	43.88	%(d)	42.16%	54.12%	30.53%	8.87%

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public is June 30, 2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period June 23, 2003 through June 30, 2003.

(f) Total return for the period June 30, 2003 through October 30, 2003.

(g) Amount represents less than $.01.

See Notes to Financial Statements.

Financial Highlights

VALUE OPPORTUNITIES FUND

	Class A Shares
	Six Months Ended 4/30/2007 (unaudited)		12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$12.43		$10.00
Investment operations:
Net investment income(b)	.02		.01
Net realized and unrealized gain	1.37		2.42
Total from investment operations	1.39		2.43
Distributions to shareholders from:
Net realized gain	(.38)		–
Net asset value, end of period	$13.44		$12.43
Total Return(c)	11.48	%(d)	24.30	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.64	%(d)	1.11	%(d)
Expenses, excluding expense reductions and including expenses assumed	.64	%(d)	1.11	%(d)
Expenses, excluding expense reductions and expenses assumed	.69	%(d)	1.73	%(d)
Net investment income	.14	%(d)	.14	%(d)
Supplemental Data:
Net assets, end of period (000)	$109,182		$59,245
Portfolio turnover rate	85.09	%(d)	296.82	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class B Shares
	Six Months Ended 4/30/2007 (unaudited)		12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$12.37		$10.00
Investment operations:
Net investment loss(b)	(.02)		(.06)
Net realized and unrealized gain	1.36		2.43
Total from investment operations	1.34		2.37
Distributions to shareholders from:
Net realized gain	(.38)		–
Net asset value, end of period	$13.33		$12.37
Total Return(c)	11.12	%(d)	23.70	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.96	%(d)	1.67	%(d)
Expenses, excluding expense reductions and including expenses assumed	.96	%(d)	1.67	%(d)
Expenses, excluding expense reductions and expenses assumed	1.01	%(d)	2.30	%(d)
Net investment loss	(.19	)%(d)	(.53	)%(d)
Supplemental Data:
Net assets, end of period (000)	$11,039		$5,440
Portfolio turnover rate	85.09	%(d)	296.82	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class C Shares
	Six Months Ended 4/30/2007 (unaudited)		12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$12.37		$10.00
Investment operations:
Net investment loss(b)	(.02)		(.06)
Net realized and unrealized gain	1.36		2.43
Total from investment operations	1.34		2.37
Distributions to shareholders from:
Net realized gain	(.38)		–
Net asset value, end of period	$13.33		$12.37
Total Return(c)	11.12	%(d)	23.70	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.96	%(d)	1.67	%(d)
Expenses, excluding expense reductions and including expenses assumed	.96	%(d)	1.67	%(d)
Expenses, excluding expense reductions and expenses assumed	1.01	%(d)	2.29	%(d)
Net investment loss	(.19	)%(d)	(.53	)%(d)
Supplemental Data:
Net assets, end of period (000)	$34,736		$14,850
Portfolio turnover rate	85.09	%(d)	296.82	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class P Shares
	Six Months Ended 4/30/2007 (unaudited)		12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$12.42		$10.00
Investment operations:
Net investment income(b)	–		.02
Net realized and unrealized gain	1.38		2.40
Total from investment operations	1.38		2.42
Distributions to shareholders from:
Net realized gain	(.38)		–
Net asset value, end of period	$13.42		$12.42
Total Return(c)	11.40	%(d)	24.20	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.69	%(d)	1.20	%(d)
Expenses, excluding expense reductions and including expenses assumed	.69	%(d)	1.20	%(d)
Expenses, excluding expense reductions and expenses assumed	.74	%(d)	3.09	%(d)
Net investment income	.01	%(d)	.27	%(d)
Supplemental Data:
Net assets, end of period (000)	$2,345		$12
Portfolio turnover rate	85.09	%(d)	296.82	%(d)

See Notes to Financial Statements.

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

	Class Y Shares
	Six Months Ended 4/30/2007 (unaudited)		12/20/2005(a) to 10/31/2006
Per Share Operating Performance
Net asset value, beginning of period	$12.47		$10.00
Investment operations:
Net investment income(b)	.04		.05
Net realized and unrealized gain	1.38		2.42
Total from investment operations	1.42		2.47
Distributions to shareholders from:
Net investment income	(.02)		–
Net realized gain	(.38)		–
Total distributions	(.40)		–
Net asset value, end of period	$13.49		$12.47
Total Return(c)	11.66	%(d)	24.70	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.47	%(d)	.81	%(d)
Expenses, excluding expense reductions and including expenses assumed	.47	%(d)	.81	%(d)
Expenses, excluding expense reductions and expenses assumed	.52	%(d)	1.53	%(d)
Net investment income	.31	%(d)	.53	%(d)
Supplemental Data:
Net assets, end of period (000)	$7,381		$3,345
Portfolio turnover rate	85.09	%(d)	296.82	%(d)

(a) Commencement of investment operations and SEC effective date is December 20, 2005; date shares became available to the public is January 3, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following six funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett All Value Fund ("All Value Fund"), Classes A, B, C, P and Y shares; Lord Abbett Alpha Strategy Fund ("Alpha Strategy Fund"), Classes A, B, C, P and Y shares; Lord Abbett International Core Equity Fund ("International Core Equity Fund"), Classes A, B, C, P and Y shares; Lord Abbett International Opportunities Fund ("International Opportunities Fund"), Classes A, B, C, P and Y shares; Lord Abbett Large-Cap Value Fund ("Large-Cap Value Fund"), Classes A, B, C, P and Y shares; and Lord Abbett Value Opportunities Fund ("Value Opportunities Fund"), Classes A, B, C, P and Y shares. As of the date of this report, Alpha Strategy Fund has not issued Class P shares. Value Opportunities Fund commenced investment operations and became effective with the SEC on December 20, 2005. Shares first became available to the public on January 3, 2006.

All Value Fund's investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Each of Alpha Strategy Fund's, International Core Equity Fund's, International Opportunities Fund's, and Value Opportunities Fund's investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett"). Large Cap Value Fund's investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at last quoted sale price

Notes to Financial Statements (unaudited) (continued)

or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided in accordance with the Funds' understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are generally allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear their class-specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of International Core Equity Fund and International Opportunities Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain on investments and foreign currency related transactions on each Fund's Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Forward Foreign Currency Exchange Contracts–International Core Equity Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation on investments

Notes to Financial Statements (unaudited) (continued)

and translation of assets and liabilities denominated in foreign currencies on each Fund's Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments and foreign currency related transactions on each Fund's Statement of Operations. As of April 30, 2007, there were no open forward foreign currency exchange contracts outstanding.

(h)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)  When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

Notes to Financial Statements (unaudited) (continued)

The management fees are based on average daily net assets at the following annual rates:

	Management Fees		Voluntary Waiver
All Value Fund	.53	%(1)	-
Alpha Strategy Fund	.10%		.10	%(2)
International Core Equity Fund	.75	%(3)	-
International Opportunities Fund	.75	%(3)	-
Large Cap Value Fund	.40	%(4)	-
Value Opportunities Fund	.75	%(3)	-

(1) The management fee for All Value Fund is based on the Fund's average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

(2) For the fiscal year ending October 31, 2007 Lord Abbett has contractually agreed to waive its management fee.

(3) The management fee for International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund is based on average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

(4) The management fee for Large Cap Value Fund is based on average daily net assets at the following annual rates:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

For the period November 1, 2006 through October 31, 2007, Lord Abbett has contractually agreed to reimburse the Large Cap Value Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	.95%
B	1.60%
C	1.60%
P	1.05%
Y	.60%

For the period November 1, 2006 through October 31, 2007, Lord Abbett has contractually agreed to reimburse the Value Opportunities Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.30%
B	1.95%
C	1.95%
P	1.40%
Y	.95%

Notes to Financial Statements (unaudited) (continued)

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets. This fee is not charged to the Alpha Strategy Fund.

Alpha Strategy Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Developing Growth Fund, Inc., Lord Abbett Research Fund, Inc. – Lord Abbett Small Cap Value Fund, Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund, Lord Abbett Securities Trust – Lord Abbett Micro Cap Growth Fund and Lord Abbett Securities Trust – Lord Abbett Micro Cap Value Fund) pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Strategy Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on Alpha Strategy Fund's Statement of Operations and Receivable from affiliates on Alpha Strategy Fund's Statement of Assets and Liabilities.

In addition, International Core Equity Fund, International Opportunities Fund, and Value Opportunities Fund, along with certain other funds managed by Lord Abbett, have entered into a Servicing Arrangement with Lord Abbett Investment Trust – Lord Abbett World Growth & Income Strategy Fund, Alpha Strategy Fund, and Lord Abbett Investment Trust – Lord Abbett Diversified Equity Strategy Fund, respectively (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund's Statement of Operations and Payable to affiliates on each Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plans

Each Fund has adopted a distribution plan with respect to Class A, B, C and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee	Class A		Class B	Class C	Class P(2)
Service	.25%		.25%	.25%	.20%
Distribution	.10	%(1)	.75%	.75%	.25%

(1) The amount of CDSC collected by each Fund during the six months ended April 30, 2007 was as follows:

CDSC Collected
All Value Fund	$5,597
Alpha Strategy Fund	228
International Core Equity Fund	103
International Opportunities Fund	592
Large Cap Value Fund	-
Value Opportunities Fund	40,000

(2) All Value Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund, and Value Opportunities Fund only.

Class Y does not have a distribution plan.

Notes to Financial Statements (unaudited) (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2007:

	Distributor Commissions	Dealers' Concessions
All Value Fund	$650,133	$3,444,707
Alpha Strategy Fund	152,463	843,224
International Core Equity Fund	716,750	3,797,710
International Opportunities Fund	62,927	342,822
Large Cap Value Fund	17,007	88,073
Value Opportunities Fund	119,304	654,891

Distributor received the following amount of CDSCs for the six months ended April 30, 2007:

	Class A	Class C
All Value Fund	$-	$11,123
Alpha Strategy Fund	90	4,869
International Core Equity Fund	7,630	10,729
International Opportunities Fund	3,991	1,546
Large Cap Value Fund	-	9
Value Opportunities Fund	50	1,195

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semiannually for All Value Fund, and annually for Alpha Strategy Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund, and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited) (continued)

The tax character of distributions paid during the six months ended April 30, 2007 and the year ended October 31, 2006 were as follows:

	All Value Fund		Alpha Fund
	Six Months Ended 4/30/2007 (unaudited)	Year Ended 10/31/2006	Six Months Ended 4/30/2007 (unaudited)	Year Ended 10/31/2006
Distributions paid from:
Ordinary income	$58,233,863	$27,452,587	$9,832,721	$-
Net long-term capital gains	189,756,690	158,919,773	3,710,084	-
Total distributions paid	$247,990,553	$186,372,360	$13,542,805	$-
	International Core Equity Fund		International Opportunities Fund
	Six Months 4/30/2007 (unaudited)	Ended Year Ended 10/31/2006	Six Months 4/30/2007 (unaudited)	Ended Year Ended 10/31/2006
Distributions paid from:
Ordinary income	$40,528,543	$8,931,477	$736,424	$-
Net long-term capital gains	20,763,832	2,329,582	-	-
Total distributions paid	$61,292,375	$11,261,059	$736,424	$-
	Large Cap Value Fund		Value Opportunities Fund
	Six Months Ended 4/30/2007 (unaudited)	Year Ended 10/31/2006	Six Months Ended 4/30/2007 (unaudited)	Year Ended 10/31/2006
Distributions paid from:
Ordinary income	$768,493	$547,207	$2,795,952	$-
Net long-term capital gains	1,342,280	760,768	-	-
Total distributions paid	$2,110,773	$1,307,975	$2,795,952	$-

As of October 31, 2006, the capital loss carryforwards along with the related expiration dates, are as follows:

	2010	2011	Total
International Opportunities Fund	$17,291,165	$7,911,942	$25,203,107

As of April 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund
Tax cost	$2,821,986,718	$326,780,968	$1,252,442,382
Gross unrealized gain	514,048,537	84,389,430	143,177,912
Gross unrealized loss	(13,990,985)	(91,354)	(13,421,378)
Net unrealized security gain	$500,057,552	$84,298,076	$129,756,534

Notes to Financial Statements (unaudited) (continued)

	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund
Tax cost	$393,468,565	$55,886,705	$152,074,782
Gross unrealized gain	93,409,681	8,006,110	12,115,481
Gross unrealized loss	(8,434,161)	(271,185)	(1,805,012)
Net unrealized security gain	$84,975,520	$7,734,925	$10,310,469

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2007 are as follows:

	Purchases	Sales
All Value Fund	$987,124,091	$917,730,616
Alpha Strategy Fund	72,393,785	-
International Core Equity Fund	1,064,582,590	778,827,956
International Opportunities Fund	229,594,851	177,126,681
Large Cap Value Fund	28,480,158	25,861,435
Value Opportunities Fund	153,876,511	90,422,360

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2007.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with the Funds' transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

Each of All Value Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund and Value Opportunities Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear

Notes to Financial Statements (unaudited) (continued)

interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of April 30, 2007, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2007.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest.

Large company value stocks, in which each of the All Value Fund and Large Cap Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Small and mid-sized company stocks, in which Value Opportunities Fund invests, may also perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. The small and mid-sized company stocks in which Value Opportunities Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Funds could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although All Value Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities and in the securities of large foreign companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

International Opportunities Fund is also subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Strategy Fund's investments are concentrated in the Underlying Funds and, as a result, the Fund's performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

Notes to Financial Statements (unaudited) (continued)

Due to their investments in multinational companies, All Value Fund, Large Cap Value Fund, and Alpha Strategy Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

ALL VALUE FUND

	Six Months Ended April 30, 2007 (unaudited)		Year Ended October 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	15,447,786	$194,621,533	34,273,048	$428,865,322
Converted from Class B**	247,847	3,131,357	488,411	6,079,686
Reinvestment of distributions	13,559,293	166,236,936	10,510,974	124,659,881
Shares reacquired	(16,860,712)	(213,558,039)	(23,915,079)	(298,561,391)
Increase	12,394,214	$150,431,787	21,357,354	$261,043,498
Class B Shares*
Shares sold	1,406,451	$17,082,992	3,790,553	$45,674,376
Reinvestment of distributions	1,516,094	17,965,631	1,236,703	14,234,475
Shares reacquired	(1,891,685)	(22,999,715)	(3,046,121)	(36,829,208)
Converted to Class A**	(256,710)	(3,131,357)	(504,934)	(6,079,686)
Increase	774,150	$8,917,551	1,476,201	$16,999,957
Class C Shares
Shares sold	4,584,525	$55,268,913	10,768,461	$129,370,505
Reinvestment of distributions	2,834,166	33,471,505	2,172,387	24,917,279
Shares reacquired	(4,996,204)	(60,641,903)	(7,495,172)	(90,176,215)
Increase	2,422,487	$28,098,515	5,445,676	$64,111,569
Class P Shares
Shares sold	1,014,389	$12,640,201	2,480,207	$30,994,051
Reinvestment of distributions	291,133	3,534,363	90,360	1,064,438
Shares reacquired	(804,258)	(9,982,695)	(409,347)	(5,060,756)
Increase	501,264	$6,191,869	2,161,220	$26,997,733
Class Y Shares
Shares sold	429,118	$5,303,487	92,016	$1,138,202
Reinvestment of distributions	28,126	345,668	17,099	203,303
Shares reacquired	(22,726)	(288,463)	(32,416)	(402,821)
Increase	434,518	$5,360,692	76,699	$938,684

* Prior year amounts have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

Notes to Financial Statements (unaudited) (continued)

ALPHA STRATEGY FUND

	Six Months Ended April 30, 2007 (unaudited)		Year Ended October 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	1,787,586	$43,931,271	5,035,816	$113,251,740
Converted from Class B**	209,901	5,141,311	545,419	12,280,398
Reinvestment of distributions	321,851	7,637,531	-	-
Shares reacquired	(878,789)	(21,519,107)	(2,027,424)	(44,655,435)
Increase	1,440,549	$35,191,006	3,553,811	$80,876,703
Class B Shares*
Shares sold	335,692	$7,973,104	812,086	$17,679,538
Reinvestment of distributions	62,135	1,426,621	-	-
Shares reacquired	(183,862)	(4,361,355)	(582,939)	(12,527,253)
Converted to Class A**	(217,414)	(5,141,311)	(565,358)	(12,280,398)
Decrease (3,449)	$(102,941)	(336,211)	$	(7,128,113)
Class C Shares
Shares sold	1,145,356	$27,079,559	2,093,865	$45,490,652
Reinvestment of distributions	106,407	2,433,518	-	-
Shares reacquired	(264,322)	(6,246,121)	(414,990)	(8,943,379)
Increase	987,441	$23,266,956	1,678,875	$36,547,273
Class Y Shares
Shares sold	14,052	$343,789	16,627	$366,278
Reinvestment of distributions	2,347	55,830	-	-
Shares reacquired	(4,323)	(102,525)	(2,700)	(58,222)
Increase	12,076	$297,094	13,927	$308,056

* Prior year amounts have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

Notes to Financial Statements (unaudited) (continued)

INTERNATIONAL CORE EQUITY FUND

	Six Months Ended April 30, 2007 (unaudited)		Year Ended October 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	10,800,248	$168,780,557	27,337,269	$384,363,636
Converted from Class B**	31,089	491,732	52,377	726,860
Reinvestment of distributions	2,727,276	41,427,369	608,580	7,917,623
Shares reacquired	(2,960,275)	(46,259,522)	(4,006,273)	(56,440,276)
Increase	10,598,338	$164,440,136	23,991,953	$336,567,843
Class B Shares*
Shares sold	848,383	$13,053,891	2,369,109	$32,953,939
Reinvestment of distributions	186,069	2,789,168	38,906	501,508
Shares reacquired	(225,430)	(3,448,482)	(380,258)	(5,334,274)
Converted to Class A**	(31,542)	(491,732)	(53,003)	(726,860)
Increase	777,480	$11,902,845	1,974,754	$27,394,313
Class C Shares
Shares sold	2,142,417	$33,010,045	6,285,989	$87,286,138
Reinvestment of distributions	439,150	6,582,953	91,138	1,174,766
Shares reacquired	(654,411)	(10,054,632)	(764,098)	(10,619,540)
Increase	1,927,156	$29,538,366	5,613,029	$77,841,364
Class P Shares
Shares sold	2,998	$47,439	3,102	$44,492
Reinvestment of distributions	361	5,474	31	405
Shares reacquired	(312)	(4,791)	(47)	(658)
Increase	3,047	$48,122	3,086	$44,239
Class Y Shares
Shares sold	10,548,527	$161,784,272	3,689,265	$51,465,235
Reinvestment of distributions	326,483	4,985,394	43,625	569,738
Shares reacquired	(121,625)	(1,917,446)	(86,410)	(1,217,832)
Increase	10,753,385	$164,852,220	3,646,480	$50,817,141

* Prior year amounts have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

Notes to Financial Statements (unaudited) (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Six Months Ended April 30, 2007 (unaudited)		Year Ended October 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	1,567,919	$26,910,699	3,848,385	$55,686,203
Converted from Class B**	67,752	1,179,324	180,322	2,560,187
Reinvestment of distributions	8,859	140,243	-	-
Shares reacquired	(997,105)	(17,028,188)	(2,015,095)	(28,966,407)
Increase	647,425	$11,202,078	2,013,612	$29,279,983
Class B Shares*
Shares sold	320,078	$5,284,829	895,693	$12,529,643
Shares reacquired	(298,508)	(4,919,097)	(623,822)	(8,764,350)
Converted to Class A**	(70,480)	(1,179,324)	(186,849)	(2,560,187)
Increase (decrease)	(48,910)	$(813,592)	85,022	$1,205,106
Class C Shares
Shares sold	437,926	$7,236,100	942,658	$13,190,891
Reinvestment of distributions	5	81
Shares reacquired	(220,280)	(3,590,371)	(431,329)	(5,946,269)
Increase	217,651	$3,645,810	511,329	$7,244,622
Class P Shares
Shares sold	16,568	$284,559	101,896	$1,528,988
Reinvestment of distributions	173	2,764	-	-
Shares reacquired	(17,671)	(299,047)	(8,449)	(116,984)
Increase (decrease)	(930)	$(11,724)	93,447	$1,412,004
Class Y Shares
Shares sold	1,908,890	$33,507,654	4,097,067	$61,957,965
Reinvestment of distributions	36,322	586,968	-	-
Shares reacquired	(14,771)	(259,196)	(335,417)	(4,912,329)
Increase	1,930,441	$33,835,426	3,761,650	$57,045,636

* Prior year amounts have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

Notes to Financial Statements (unaudited) (continued)

LARGE CAP VALUE FUND

	Six Months Ended April 30, 2007 (unaudited)		Year Ended October 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	341,348	$4,834,455	551,597	$7,329,343
Converted from Class B**	3,291	46,915	8,067	103,442
Reinvestment of distributions	51,019	702,022	34,254	427,832
Shares reacquired	(144,875)	(2,058,721)	(225,895)	(2,986,988)
Increase	250,783	$3,524,671	368,023	$4,873,629
Class B Shares*
Shares sold	55,142	$771,373	107,056	$1,398,011
Reinvestment of distributions	5,841	79,380	3,090	38,191
Shares reacquired	(19,378)	(268,057)	(22,664)	(299,212)
Converted to Class A**	(3,338)	(46,915)	(8,174)	(103,442)
Increase	38,267	$535,781	79,308	$1,033,548
Class C Shares
Shares sold	123,509	$1,726,937	143,287	$1,862,312
Reinvestment of distributions	8,451	114,857	5,552	68,625
Shares reacquired	(36,970)	(513,054)	(66,790)	(857,095)
Increase	94,990	$1,328,740	82,049	$1,073,842
Class P Shares
Shares sold	3	$50	-	-
Reinvestment of distributions	37	504	32	$405
Increase	40	$554	32	$405
Class Y Shares
Shares sold	14,312	$205,235	743,022	$9,633,684
Reinvestment of distributions	60,837	840,158	51,343	642,815
Shares reacquired	(296,104)	(4,188,543)	(254,376)	(3,456,282)
Increase (decrease)	(220,955)	$(3,143,150)	539,989	$6,820,217

* Prior year amounts have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

Notes to Financial Statements (unaudited) (concluded)

VALUE OPPORTUNITIES FUND

	Six Months Ended April 30, 2007 (unaudited)		Year Ended October 31, 2006***
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	4,153,111	$52,946,947	5,099,782	$58,822,938
Converted from Class B**	11,057	142,887	19	228
Reinvestment of distributions	137,290	1,701,024	-	-
Shares reacquired	(943,927)	(11,902,789)	(334,424)	(3,950,610)
Increase	3,357,531	$42,888,069	4,765,377	$54,872,556
Class B Shares*
Shares sold	421,137	$5,369,952	457,924	$5,312,712
Reinvestment of distributions	11,238	138,450	-	-
Shares reacquired	(32,664)	(412,673)	(18,051)	(211,513)
Converted to Class A**	(11,143)	(142,887)	(19)	(228)
Increase	388,568	$4,952,842	439,854	$5,100,971
Class C Shares
Shares sold	1,514,456	$19,256,907	1,224,624	$14,315,903
Reinvestment of distributions	28,762	354,353	-	-
Shares reacquired	(137,126)	(1,726,189)	(23,922)	(278,321)
Increase	1,406,092	$17,885,071	1,200,702	$14,037,582
Class P Shares
Shares sold	185,025	$2,339,144	1,000	$10,004
Reinvestment of distributions	31	384	-	-
Shares reacquired	(11,343)	(149,260)	-	-
Increase	173,713	$2,190,268	1,000	$10,004
Class Y Shares
Shares sold	300,712	$3,835,301	341,589	$3,821,562
Reinvestment of distributions	10,921	135,641	-	-
Shares reacquired	(32,681)	(406,514)	(73,378)	(809,822)
Increase	278,952	$3,564,428	268,211	$3,011,740

* Prior year amounts have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

*** For the period December 20, 2006 (commencement of investment operations) to October 31, 2006.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Fund will adopt FIN 48 no later than April 30, 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Underlying Fund Information (unaudited)

Alpha Strategy Fund invests in other funds ("Underlying Funds") managed by Lord Abbett. As of April 30, 2007, Alpha Strategy Fund's long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class Y	24.54%
Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund – Class Y	49.72%
Lord Abbett Securities Trust – Lord Abbett Micro Cap Growth Fund – Class Y	0.97%
Lord Abbett Securities Trust – Lord Abbett Micro Cap Value Fund – Class Y	1.00%
Lord Abbett Research Fund, Inc. – Lord Abbett Small Cap Value Fund – Class Y	23.77%

The Ten Largest Holdings and the Holdings by Sector, as of April 30, 2007, for each Underlying Fund are presented below. Each Underlying Fund's Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund's portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund's first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.LordAbbett.com or requested at no charge by calling Lord Abbett at 800-821-5129.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
SunPower Corp.	1.68%
aQuantive, Inc.	1.55%
Strayer Education, Inc.	1.54%
Priceline.com, Inc.	1.45%
Kyphon Inc.	1.38%
Zumiez Inc.	1.37%
Hologic, Inc.	1.36%
BE Aerospace, Inc.	1.35%
Dick's Sporting Goods, Inc.	1.34%
NETGEAR, Inc.	1.31%
Holdings by Sector	% of Investments
Auto & Transportation	1.58%
Consumer Discretionary	31.45%
Financial Services	10.23%
Healthcare	16.68%
Materials & Processing	4.76%
Other Energy	6.15%
Producer Durables	5.55%
Short-Term Investment	3.24%
Technology	19.34%
Utilities	1.02%
Total	100.00%

Underlying Fund Information (unaudited) (continued)

Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund

Ten Largest Holdings	% of Investments
BlueBay Asset Management	2.94%
Neopost S.A.	2.34%
EganaGoldpfeil (Holdings) Ltd.	2.27%
Fresenius Medical Care AG & Co.	1.95%
Arques Industries AG	1.90%
Symrise GmbH & Co. AG	1.87%
Burberry Group plc	1.78%
Intertek Group plc	1.77%
Wavin N.V.	1.73%
Songa Offshore ASA	1.72%
Holdings by Sector	% of Investments
Basic Materials	9.97%
Consumer Cyclicals	14.61%
Consumer Non-Cyclicals	5.81%
Diversified Financials	7.75%
Energy	6.08%
Healthcare	4.06%
Industrial Goods & Services	19.60%
Non-Property Financials	11.87%
Property & Property Services	4.36%
Short-Term Investment	2.58%
Technology	7.11%
Telecommunications	2.08%
Transportation	3.11%
Utilities	1.01%
Total	100.00%

Lord Abbett Securities Trust – Lord Abbett Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
LJ International Inc.	2.21%
JA Solar Holdings Co., Ltd. ADR	2.01%
Phase Foward Inc.	1.87%
Advanced Analogic Technologies, Inc.	1.80%
Darwin Professional Underwriters, Inc.	1.75%
Synaptics Inc.	1.71%
Systems Xcellence Inc.	1.65%
Bankrate, Inc.	1.63%
Heelys Inc.	1.61%
Spartan Motors, Inc.	1.61%

Underlying Fund Information (unaudited) (continued)

Holdings by Sector	% of Investments
Auto & Transportation	3.02%
Consumer Discretionary	22.00%
Financial Services	11.30%
Healthcare	20.05%
Materials & Processing	5.36%
Other Energy	1.67%
Producer Durables	3.44%
Short-Term Investment	2.29%
Technology	30.02%
Utilities	0.85%
Total	100.00%

Lord Abbett Securities Trust – Lord Abbett Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Exponent, Inc.	2.64%
Radiant Systems, Inc.	2.35%
Psychemedics Corp.	2.20%
Applix, Inc.	2.11%
Monro Muffler Brake, Inc.	2.10%
Anaren, Inc.	2.09%
Amerigon Inc.	1.96%
Portec Rail Products, Inc.	1.94%
Supertel Hospitality, Inc.	1.92%
McGrath RentCorp	1.84%
Holdings by Sector	% of Investments
Auto & Transportation	9.06%
Consumer Discretionary	15.63%
Consumer Staples	1.45%
Financial Services	15.15%
Healthcare	13.03%
Materials & Processing	13.13%
Other Energy	2.61%
Producer Durables	9.13%
Short-Term Investment	5.50%
Technology	13.77%
Utilities	1.54%
Total	100.00%

Underlying Fund Information (unaudited) (concluded)

Lord Abbett Research Fund, Inc. – Lord Abbett Small Cap Value Fund

Ten Largest Holdings	% of Investments
Anixter International, Inc.	4.15%
PNM Resources, Inc.	3.11%
Quanex Corp.	2.83%
Curtiss-Wright Corp.	2.71%
Hexcel Corp.	2.57%
Shaw Group Inc. (The)	2.41%
Trinity Industries, Inc.	2.18%
Black Hills Corp.	2.15%
Ruby Tuesday, Inc.	1.84%
Rogers Corp.	1.70%
Holdings by Sector	% of Investments
Auto & Transportation	5.94%
Consumer Discretionary	8.42%
Consumer Staples	1.29%
Financial Services	13.84%
Healthcare	4.76%
Materials & Processing	20.74%
Other	4.08%
Other Energy	5.06%
Producer Durables	7.78%
Short-Term Investment	5.08%
Technology	13.64%
Utilities	9.37%
Total	100.00%

Supplemental Proxy Information (unaudited)

A meeting of the Funds' shareholders was held on December 18, 2006. The meeting was held for the purpose of approving the election of the following nine (9) Directors:

•  E. Thayer Bigelow

•  William H.T. Bush

•  Robert B. Calhoun, Jr.

•  Robert S. Dow

•  Daria L. Foster

•  Julie A. Hill

•  Franklin W. Hobbs

•  Thomas J. Neff

•  James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
E. Thayer Bigelow	285,429,564.730	1,367,690.253	-	-
William H.T. Bush	285,400,666.651	1,396,588.332	-	-
Robert B. Calhoun, Jr.	285,534,913.987	1,262,340.996	-	-
Robert S. Dow	285,532,522.929	1,264,732.054	-	-
Daria L. Foster	285,558,511.212	1,238,743.771	-	-
Julie A. Hill	285,529,172.258	1,268,082.725	-	-
Franklin W. Hobbs	285,557,121.990	1,240,132.993	-	-
Thomas J. Neff	285,514,729.001	1,282,525.982	-	-
James L.L. Tullis	285,547,881.465	1,249,373.518	-	-

Approval of Advisory Contracts

At meetings on December 11 and 12, 2006, the Board, including all of the Directors who are not interested persons, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contracts Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper, Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2006, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations for each Fund are set forth below.

All Value Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month and one-year periods, in the third quintile for the three-year period, in the second quintile for the five-year period, and in the first quintile for the ten-year period. The Board also observed that the Fund's investment performance was below that of the Lipper Multi-Cap Value Index for the nine-month, one-year, and five-year periods and above that of the Index for the three-year and ten-year periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately six basis points below the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately four basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately five basis points below the median of the peer group, the total expense ratio of Class P was approximately thirteen basis points below the median of the peer group, and the total expense ratio of Class Y was approximately three basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Alpha Strategy Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month period, in the first quintile for the one-year period, in the fourth quintile for the three-year period, and in the third quintile for the five-year period. The Board also observed that there was no Lipper index that would serve as an appropriate comparison for the Fund.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord

Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the management fees and total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds with the same investment classification and the second consisting of funds with the same investment classification that are not funds of funds. The Board noted that it and Lord Abbett had agreed to a management fee waiver and expense reimbursement agreement for the Fund that would limit the total expense ratio of Class A to not more than 1.50%, the total expense ratios of Class B and Class C to not more than 2.15%, the total expense ratio of Class P to not more than 1.60%, and the total expense ratio of Class Y to not more than 1.15%. The Board observed that the contractual and actual management fees were approximately the same as the median of the first peer group. The Board also observed that the total expense ratio of Class A was approximately twenty basis points below the median of the first peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the peer group, and the total expense ratio of Class Y was the same as the median of the peer group. The Board also noted that although the Fund was authorized to issue Class P shares, there were no outstanding shares of Class P held by public investors and accordingly there were no Lipper expense comparisons for that class. The Board observed that, like other funds in the first peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, the total expense ratio of Class A was approximately three basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately seven basis points below the median of the peer group, and the total expense ratio of Class Y was approximately nine basis points below the median of the peer group. As to the second peer group, the Board observed that taking into account the indirect expenses, the total expense ratio of Class A was approximately twenty-seven basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-nine basis points below the median of the peer group, and the total expense ratio of Class Y was approximately thirteen basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

International Core Equity Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the Fund had only been in existence since December 2003 and thus it was not possible to draw definitive conclusions regarding its relative investment performance. The Board further observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month period and the period since inception and in the second quintile for the one-year period. The Board also observed that the investment performance was below that of the Lipper International Multi-Cap Core Index for the nine-month period and the period since inception and above that of the Index for the one-year period.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately six basis points below the median of the peer group. The Board observed that the total expense ratio of Class A was approximately one basis point above the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-one basis points below the median of the peer group, the total expense ratio of Class P was approximately ten basis points above the median of the peer group, and the total expense ratio of Class Y was approximately six basis points above the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

International Opportunities Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month and one-year periods, in the fourth quintile for the three-year period, and in the fifth quintile for the five-year period. The Board also observed that the investment performance was above that of the Lipper International Small/Mid-Cap Growth Index for the nine-month and one-year periods, and below that of the Index for the three-year and five-year periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board also observed that in 2005 Lord Abbett had made significant changes in the personnel managing the Fund, transferring lead portfolio management responsibilities from Ingrid Holm to Todd Jacobson. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately eleven basis points below the median of the peer group. The Board observed that the total expense ratio of Class A was approximately twelve basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately nine basis points below the median of the peer group, the total expense ratio of Class P was approximately the same as the median of the peer group, and the total expense ratio of Class Y was approximately one basis point below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Large Cap Value Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month and one-year periods and in the fourth quintile for the three-year period. The Board also observed that the investment performance was above that of the Lipper Large-Cap Value Index for the nine-month and one-year periods and below that of the Index for the three-year period. The Board also noted that because the Fund did not have five or more years of investment operations, it was difficult to draw definitive conclusions regarding its investment performance.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that, since the Fund's inception, Lord Abbett had agreed to an expense reimbursement agreement that limited the Fund's total expense ratio of Class A to not more than 0.95%, the total expense ratios of Class B and Class C to not more than 1.60%, the total expense ratio of Class P to not more than 1.05%, and the total expense ratio of Class Y to not more than 0.60%, and that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms. The Board also observed that the contractual and actual management and administrative services fees were approximately eighteen basis points below the median of the peer group. The Board observed that the total expense ratio of Class A was approximately twenty-three basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately thirty-two basis points below the median of the peer group, the total expense ratio of Class P was approximately seven basis points below the median of the peer group, and the total expense ratio of Class Y was approximately twenty-five basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Value Opportunities Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. considered the investment performance of the Fund in relation to two different performance universes, the first consisting of mid-cap value funds and the second consisting of mid-cap core funds. The Board observed that the Fund had commenced investment operations in December 2005 and accordingly it was not possible to draw conclusions regarding its investment performance. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of both performance universes and also above that of the Lipper Mid-Cap Value Index and the Lipper Mid-Cap Core Index for the nine-month period since inception.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the management fees and total expenses of the Fund in comparison to two peer groups, the first consisting of mid-cap value funds and the second consisting of mid-cap core funds. The Board observed Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio of Class A to not more than 1.30%, the total expense ratios of Class B and Class C to not more than 1.95%, the total expense ratio of Class P to not more than 1.40%, and the total expense ratio of Class Y to not more than 0.95%, and that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms. As to the first peer group, the Board observed that the contractual and actual management and administrative services fees were approximately two basis points below the median of the peer group. The Board observed that the total expense ratio of Class A was approximately the same as the median of the peer group, the total expense ratios of Class B and Class C were approximately eight basis points below the median of the peer group, the total expense ratio of Class P was approximately three basis points above the median of the peer group, and the total expense ratio of Class Y was approximately two basis points below the median of the peer group. As to the second peer group, the Board observed that the contractual and actual management and administrative services fees were approximately two basis points above the median of the peer group. The Board observed that the total expense ratio of Class A was approximately nine basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twelve basis points below the median of the peer group, and total expense ratio of Class Y was approximately twenty basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) or on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

LST-3-0407

(06/07)

Lord Abbett Securities Trust

Lord Abbett All Value Fund

Lord Abbett Alpha Strategy Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large-Cap Value Fund

Lord Abbett Value Opportunities Fund

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

2007

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Micro Cap Growth Fund
Micro Cap Value Fund

For the six-month period ended April 30, 2007

Lord Abbett Micro Cap Growth Fund
and Micro Cap Value Fund Semiannual Report

For the six-month period ended April 30, 2007

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Micro Cap Growth Fund's and Lord Abbett Micro Cap Value Fund's performance for the six-month period ended April 30, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended April 30, 2007?

A: Although there was a brief, but sharp, sell-off in late February, equity returns were positive for the six-month period ended April 30, 2007. Share prices rose in excess of 7.4% (on a total return basis relative to the S&P headline indexes*).

Inflation, after trending lower in late 2006, rose in the first few months of 2007. Nevertheless, the Federal Reserve Board (the Fed) held interest rates steady, while the 10-year Treasury yield fluctuated between 4.4% and 4.9%.

Within the equity market, the performance of companies with mega-capitalizations (defined by the S&P 100®

1

Index1) trailed that of their smaller capitalized peers, with mid caps, in particular, leading the pack; however, this trend of small cap outperformance did not extend to the micro cap segment of the equity market. Broadly speaking, the value style of investing outperformed the growth style; however, the performance gap narrowed in the February–April period.

In the S&P Composite 1500® Index,2 the top performing sectors were materials, utilities, and energy. Rising material prices sent the materials sector soaring approximately 20% during the six-month period ended April 30, 2007. The worst performing sectors were financials and consumer discretionary. Financials, especially banks and money lending centers, lagged, as net interest margin (the difference between interest rates paid on deposits and those received on loans) continued to be problematic.

Lord Abbett Micro Cap Growth Fund

Q: How did the Micro Cap Growth Fund perform during the six-month period ended April 30, 2007?

A: The Fund returned 19.4%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 2000® Growth Index,3 which returned 7.4% over the same period.

Q: What were the most significant factors affecting performance?

A: The healthcare sector was the greatest contributor to the Fund's performance relative to its benchmark for the six-month period, followed by the materials and processing and the consumer staples sectors.

Among the individual holdings that contributed to the Fund's performance were materials and processing holding Force Protection, Inc. (the Fund's number-one contributor), a maker of vehicles that protect and save lives and property, including mine-protected vehicles used by the military; consumer staples company Jones Soda Co., which manufactures and distributes a variety of soda and juice beverages; technology holdings Omniture, Inc., a provider of online business optimization software to manage online, offline and multi-channel business initiatives, and Blue Coat Systems, Inc., a provider of Web security solutions that increase the protection and control of enterprise Web infrastructures; and utilities holding Eschelon Telecom, Inc., a telecommunications services provider.

Only two sectors detracted from the Fund's relative performance for the period: consumer discretionary and (owing to an underweight position) producer durables.

Among the individual holdings that detracted from the Fund's performance were consumer discretionary holdings PeopleSupport Inc., a provider of business process outsourcing, and Travelzoo Inc., a supplier of online marketing solutions to the travel industry; and technology holdings STEC Inc., a designer of technology solutions that offers products based on dynamic random access memory, static random assess memory, and Flash

2

memory technologies, and RRSat Global Communications Network Ltd., a distributor of video and audio programming by satellite; and healthcare holding Xtent, Inc., a medical device company.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Micro Cap Value Fund

Q: How did the Micro Cap Value Fund perform during the six-month period ended April 30, 2007?

A: The Fund returned 10.5%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 2000® Value Index,4 which returned 6.4% over the same period.

Q: What were the most significant factors affecting performance?

A: The producer durables sector was the greatest contributor to the Fund's performance relative to its benchmark for the six-month period, followed by the financial services (in which the Fund was underweight) and the healthcare sectors.

Among the individual holdings that contributed to performance were healthcare holding Molecular Devices Corp. (the Fund's number-one contributor), a bioanalytical measurement systems supplier; producer durables holding Twin Disc, Inc., a provider of heavy duty off-highway power transmission equipment to the marine, energy, heavy equipment, and other markets; consumer discretionary holding Carriage Services, Inc., a U.S. operator of funeral homes and cemeteries; Amerigon Inc., an auto and transportation sector holding that supplies high-technology products for automotive original manufacturers; and materials and processing holding Lydall, Inc., a developer of engineered materials for a variety of applications.

The most significant detractor to the Fund's relative performance was the consumer staples sector (in which the Fund was underweight), followed by the materials and processing sector and the consumer discretionary sector.

Among individual holdings that detracted from the Fund's performance were Ultralife Batteries, Inc. (the Fund's number-one detractor), a manufacturer of a comprehensive line of lithium batteries; Susser Holdings Corp., an operator of convenience stores and distributor of nonrefining motor fuels; Interstate Hotels & Resorts, Inc., an operator of various hotel assets; financial services holding Donegal Group Inc., an insurance holding company offering property and casualty insurance in five states; and healthcare holding Kensey Nash Corp., a manufacturer of a line of absorbable medical devices.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

3

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus for any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

*  The S&P U.S. headline indexes include the S&P Composite 1500®, S&P 500®, S&P 500® Equal Weight, S&P Mid Cap®, S&P Small Cap®, and the S&P 100®.

1  The S&P 100® Index is a market capitalization-weighted index made up of 100 major, blue-chip stocks across diverse industry groups.

2  The S&P Composite 1500® Index combines the S&P 500®, S&P MidCap 400®, and S&P Small Cap 600® indexes in an efficient way to create a broad market portfolio representing 90% of U.S. equities.

3  The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4  The Russell 2000® Value Index measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges, and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

The views of each Fund's management and the portfolio holdings described in this report are as of April 30, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

4

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. The Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 through April 30, 2007).

Actual Expenses

For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 11/1/06 – 4/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/06	4/30/07	11/1/06 – 4/30/07
Class A
Actual	$1,000.00	$1,194.30	$11.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.40	$10.49
Class Y
Actual	$1,000.00	$1,195.20	$10.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.61	$9.25

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (2.10% for Class A, and 1.85% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2007

Sector*	%**
Auto & Transportation	3.02%
Consumer Discretionary	22.00%
Financial Services	11.30%
Healthcare	20.05%
Materials & Processing	5.36%
Other Energy	1.67%
Producer Durables	3.44%
Technology	30.02%
Utilities	0.85%
Short-Term Investment	2.29%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

6

Micro Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/06	4/30/07	11/1/06 – 4/30/07
Class A
Actual	$1,000.00	$1,104.60	$10.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.40	$10.49
Class Y
Actual	$1,000.00	$1,106.00	$9.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.64	$9.25

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (2.10% for Class A, and 1.85% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2007

Sector*	%**
Auto & Transportation	9.06%
Consumer Discretionary	15.63%
Consumer Staples	1.45%
Financial Services	15.15%
Healthcare	13.03%
Materials & Processing	13.13%
Other Energy	2.61%
Producer Durables	9.13%
Technology	13.77%
Utilities	1.54%
Short-Term Investment	5.50%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

7

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2007

Investments	Shares	Value (000)
COMMON STOCKS 95.67%
Air Transportation 1.38%
Allegiant Travel Co.*	6,300	$202
Auto Components 1.58%
Spartan Motors, Inc.	8,100	231
Banks 1.12%
Pinnacle Financial Partners, Inc.*	5,600	164
Biotechnology Research & Production 2.80%
Allos Therapeutics, Inc.*	24,700	145
Array BioPharma Inc.*	8,600	120
Enzon Pharmaceuticals, Inc.*	17,200	146
Total		411
Casinos & Gambling 1.09%
GameTech International, Inc.*	14,000	160
Communications Technology 3.50%
Acme Packet, Inc.*	10,900	147
Oplink Communications, Inc.*	4,000	66
Terremark Worldwide, Inc.*	24,100	200
UCN, Inc.*	24,800	100
Total		513
Computer Services, Software & Systems 10.73%
Applix, Inc.*	8,500	112
Glu Mobile Inc.*	15,700	176
Internet Capital Group, Inc.*	12,500	150
KANA Software, Inc.*	63,200	226
LivePerson, Inc.*	15,800	111
Omniture, Inc.*	3,800	72
Salary.com, Inc.*	13,400	161

Investments	Shares	Value (000)
Synchronoss Technologies, Inc.*	8,400	$188
Taleo Corp. Class A*	13,000	198
Unica Corp.*	14,000	178
Total		1,572
Computer Technology 4.22%
Advanced Analogic Technologies, Inc.*	31,800	258
Stratasys, Inc.*	2,400	114
Synaptics Inc.*	8,200	246
Total		618
Drugs & Pharmaceuticals 1.57%
CollaGenex Pharmaceuticals, Inc.*	7,400	101
SuperGen, Inc.*	20,300	129
Total		230
Education Services 0.48%
Capella Education Co.*	2,000	70
Electrical Equipment & Components 1.53%
Color Kinetics Inc.*	5,800	118
Powell Industries, Inc.*	3,400	107
Total		225
Electronics 0.73%
Daktronics, Inc.	4,700	107
Electronics: Instruments, Gauges & Meters 1.02%
FARO Technologies, Inc.*	4,700	150
Electronics: Medical Systems 4.38%
Luminex Corp.*	9,300	129
Natus Medical Inc.*	8,300	148
NxStage Medical, Inc.*	16,100	213
Zoll Medical Corp.*	6,300	152
Total		642

See Notes to Financial Statements.
8

Schedule of Investments (unaudited) (continued)

MICRO CAP GROWTH FUND April 30, 2007

Investments	Shares	Value (000)
Electronics: Semiconductors/ Components 4.78%
ANADIGICS, Inc.*	19,700	$211
MIPS Technologies, Inc.*	16,700	143
Monolithic Power Systems, Inc.*	13,900	190
Sipex Corp.*	16,350	156
Total		700
Energy: Miscellaneous 0.77%
Dawson Geophysical Co.*	2,200	113
Engineering & Contracting Services 0.98%
Layne Christensen Co.*	3,800	144
Finance Companies 0.87%
NewStar Financial, Inc.*	7,900	127
Finance: Small Loan 1.29%
Dollar Financial Corp.*	6,500	189
Financial Data Processing Services & Systems 1.21%
ExlService Holdings, Inc.*	8,500	177
Financial Information Services 1.60%
Bankrate, Inc.*	5,800	234
Financial: Miscellaneous 0.83%
FCStone Group, Inc.*	2,700	122
Health & Personal Care 1.23%
Bio-Reference Laboratories, Inc.*	6,700	181
Healthcare Management Services 3.04%
HMS Holdings Corp.*	8,000	177
Phase Foward Inc.*	16,900	269
Total		446
Insurance: Property-Casualty 1.71%
Darwin Professional Underwriters, Inc.*	9,652	251

Investments	Shares	Value (000)
Jewelry Watches & Gemstones 2.16%
LJ International Inc. (Hong Kong)*(a)	32,300	$317
Leisure Time 0.95%
Town Sports International Holdings, Inc.*	6,100	139
Machine Tools 0.81%
Hurco Cos. Inc.*	2,700	119
Medical & Dental Instruments & Supplies 6.60%
Cambridge Heart, Inc.*	54,700	178
Conceptus, Inc.*	6,700	139
I-Flow Corp.*	8,800	136
Northstar Neuroscience, Inc.*	11,400	155
NuVasive, Inc.*	6,300	162
Volcano Corp.*	9,800	198
Total		968
Metal Fabricating 0.83%
RBC Bearings Inc.*	3,200	122
Miscellaneous: Technology 0.95%
Vocus, Inc.*	6,200	139
Oil & Gas Production 0.86%
Kodiak Oil & Gas Corp.*	20,300	126
Packaged Software 1.62%
Systems Xcellence Inc. (Canada)*(a)	10,400	237
Restaurants 4.09%
Buffalo Wild Wings, Inc.*	3,400	222
Jamba Inc.*	25,400	223
Noble Roman's, Inc.*	29,200	155
Total		600
Retail 5.51%
Blue Nile, Inc.*	3,400	160

See Notes to Financial Statements.
9

Schedule of Investments (unaudited) (concluded)

MICRO CAP GROWTH FUND April 30, 2007

Investments	Shares	Value (000)
Retail (continued)
Gaiam, Inc.*	13,300	$202
Shutterfly, Inc.*	13,700	222
Volcom, Inc.*	5,300	223
Total		807
Securities Brokerage & Services 2.45%
MarketAxess Holdings, Inc.*	9,000	147
Penson Worldwide, Inc.*	3,900	105
Thomas Weisel Partners Group*	5,400	107
Total		359
Services: Commercial 4.21%
51job, Inc. ADR*	13,600	219
Forrester Research, Inc.*	3,600	93
Knot, Inc. (The)*	3,560	76
Liquidity Services Inc.*	11,000	229
Total		617
Semi-Conductors 2.87%
JA Solar Holdings Co., Ltd. ADR*	11,800	288
Trina Solar Ltd. ADR*	2,500	133
		421
Shoes 1.58%
Heelys Inc.*	7,000	232
Steel 3.44%
Claymont Steel Holdings, Inc.*	7,000	162
Olympic Steel, Inc.	4,000	133
Universal Stainless & Alloy Products Inc.*	4,700	209
Total		504
Utilities-Electrical 0.83%
Ocean Power Technologies, Inc.*	8,500	122

Investments	Shares	Value (000)
Wholesalers 1.47%
Houston Wire & Cable Co.*	7,300	$215
Total Common Stocks (cost $13,304,848)		14,023
	Principal Amount (000)
SHORT-TERM INVESTMENT 2.24%
Repurchase Agreement
Repurchase Agreement dated 4/30/2007, 4.70% due 5/1/2007 with State Street Bank & Trust Co. collateralized by $340,000 of Federal Home Loan Mortgage Corp. at Zero Coupon due 5/31/2007; value: $338,300; proceeds: $328,152 (cost $328,110)	$328	328
Total Investments in Securities 97.91% (cost $13,632,958)		14,351
Cash and Other Assets in Excess of Liabilities 2.09%		306
Net Assets 100.00%		$14,657

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
10

Schedule of Investments (unaudited)

MICRO CAP VALUE FUND April 30, 2007

Investments	Shares	Value (000)
COMMON STOCKS 95.61%
Aerospace 1.95%
Ladish Co., Inc.*	6,795	$276
LMI Aerospace, Inc.*	18,000	350
Total		626
Air Transportation 0.26%
Frontier Airlines Holdings*	14,100	83
Auto Parts: After Market 0.63%
Keystone Automotive Industries, Inc.*	6,100	203
Auto Parts: Original Equipment 3.24%
Amerigon Inc.*	49,600	638
Strattec Security Corp.*	8,500	403
Total		1,041
Banks 6.02%
CoBiz, Inc.	18,950	348
Columbia Bancorp	12,060	249
Dearborn Bancorp, Inc.*	3,274	51
Franklin Bank Corp.*	10,600	165
Pennsylvania Commerce Bancorp, Inc.*	15,900	414
Southwest Bancorp, Inc.	16,300	399
Umpqua Holdings Corp.	12,372	309
Total		1,935
Biotechnology Research & Production 1.25%
Kensey Nash Corp.*	15,600	401
Building: Cement 1.63%
U.S. Concrete, Inc.*	61,500	523
Chemicals 6.63%
Landec Corp.*	24,600	313
NuCo2, Inc.*	19,100	475
Penford Corp.	12,100	237
Quaker Chemical Corp.	22,600	517

Investments	Shares	Value (000)
Ultralife Batteries, Inc.*	63,000	$591
Total		2,133
Communications Technology 2.12%
Anaren, Inc.*	36,000	681
Computer Services, Software & Systems 8.56%
Applix, Inc.*	52,100	685
COMSYS IT Partners Inc.*	14,700	335
Mercury Computer Systems, Inc.*	25,462	345
Moldflow Corp.*	33,100	505
SI International, Inc.*	16,000	423
TechTeam Global, Inc.*	34,100	459
Total		2,752
Computer Technology 3.25%
Radiant Systems, Inc.*	56,900	766
Rimage Corp.*	10,200	281
Total		1,047
Construction 0.77%
Meadow Valley Corp.*	18,500	248
Consumer Electronics 1.18%
LoJack Corp.*	20,700	381
Drug & Grocery Store Chains 1.46%
Susser Holdings Corp.*	31,100	471
Electrical Equipment & Components 1.13%
AZZ Inc.*	1,600	91
Powell Industries, Inc.*	8,700	274
Total		365
Engineering & Contracting Services 1.19%
Michael Baker Corp.*	13,000	382

See Notes to Financial Statements.
11

Schedule of Investments (unaudited) (continued)

MICRO CAP VALUE FUND April 30, 2007

Investments	Shares	Value (000)
Financial: Miscellaneous 1.62%
Federal Agricultural Mortgage Corp. Class C	18,990	$520
Funeral Parlors & Cemetery 1.12%
Carriage Services, Inc.*	25,700	210
Rock of Ages Corp.*	30,200	150
Total		360
Health & Personal Care 2.22%
Psychemedics Corp.	39,500	715
Healthcare Facilities 0.22%
Capital Senior Living Corp.*	6,100	71
Healthcare Management Services 3.50%
American Dental Partners, Inc.*	24,900	532
National Medical Health Card Systems, Inc.*	36,800	594
Total		1,126
Hotel/Motel 0.43%
Interstate Hotels & Resorts, Inc.*	26,800	138
Household Furnishings 0.65%
Hooker Furniture Corp.	9,500	209
Insurance: Property-Casualty 2.08%
Donegal Group Inc.	27,233	413
Navigators Group, Inc. (The)*	5,000	255
Total		668
Machinery: Industrial/Specialty 5.13%
Graham Corp.	29,430	504
Key Technology, Inc.*	17,500	311
Tennant Co.	9,600	307
Twin Disc, Inc.	8,700	527
Total		1,649

Investments	Shares	Value (000)
Machinery: Oil Well Equipment & Services 1.12%
Lufkin Industries, Inc.	5,800	$361
Medical & Dental Instruments & Supplies 5.99%
Abaxis, Inc.*	25,300	578
Cardiac Science Corp.*	50,200	527
Medical Action Industries, Inc.*	20,470	466
Merit Medical Systems, Inc.*	14,100	163
Orthovita, Inc.*	64,100	192
Total		1,926
Metal Fabricating 1.34%
NN, Inc.	36,100	431
Metals & Minerals Miscellaneous 1.05%
A.M. Castle & Co.	10,000	339
Miscellaneous: Materials & Commodities 0.52%
Lydall, Inc.*	11,600	169
Oil: Crude Producers 1.52%
Bronco Drilling Co., Inc.*	23,700	428
Pioneer Drilling Co.*	4,500	62
Total		490
Pollution Control & Environmental Services 1.03%
Team, Inc.*	9,600	330
Railroad Equipment 1.96%
Portec Rail Products, Inc.	52,900	632
Real Estate Investment Trusts 2.10%
Agree Realty Corp.	1,500	51
Supertel Hospitality, Inc.	77,600	624
Total		675

See Notes to Financial Statements.
12

Schedule of Investments (unaudited) (concluded)

MICRO CAP VALUE FUND April 30, 2007

Investments	Shares	Value (000)
Rental & Leasing Services: Commercial 3.53%
Marlin Business Services Corp.*	22,800	$534
McGrath RentCorp	19,900	600
Total		1,134
Retail 1.45%
Rush Enterprises, Inc. Class B*	24,200	466
Services: Commercial 8.37%
Ambassadors International, Inc.	13,900	466
Collectors Universe, Inc.	26,500	378
Exponent, Inc.*	40,600	859
Monro Muffler Brake, Inc.	19,500	682
Waste Industries USA, Inc.	11,700	307
Total		2,692
Steel 0.15%
Universal Stainless & Alloy Products, Inc.*	1,100	49
Textiles Apparel Manufacturers 2.61%
Hartmarx Corp.*	63,800	420
Lakeland Industries, Inc.*	32,100	419
Total		839
Transportation: Miscellaneous 1.27%
Quixote Corp.	20,400	408
Truckers 1.81%
Marten Transport, Ltd.*	32,300	583
Utilities: Gas Distributors 1.55%
Chesapeake Utilities Corp.	15,700	500
Total Common Stocks (cost $25,246,938)		30,752

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 5.57%
Repurchase Agreement
Repurchase Agreement dated 4/30/2007, 4.70% due 5/1/2007 with State Street Bank & Trust Co. collateralized by $1,815,000 of Federal Home Loan Bank at 5.33% due 3/6/2012; value: $1,830,899; proceeds: $1,791,086 (cost $1,790,852)	$1,791	$1,791
Total Investments in Securities 101.18% (cost $27,037,790)		32,543
Liabilities in Excess of Other Assets (1.18%)		(378)
Net Assets 100.00%		$32,165

*  Non-income producing security.

See Notes to Financial Statements.
13

Statements of Assets and Liabilities (unaudited)

April 30, 2007

	Micro Cap Growth Fund	Micro Cap Value Fund
ASSETS:
Investments in securities, at cost	$13,632,958	$27,037,790
Investments in securities, at value	$14,350,516	$32,543,350
Cash	35,757	–
Receivables:
Interest and dividends	43	5,007
Investment securities sold	972,079	118,370
Capital shares sold	10,701	27,636
From advisor (See Note 3)	4,014	2,875
Prepaid expenses	1,214	9,159
Total assets	15,374,324	32,706,397
LIABILITIES:
Payables:
Investment securities purchased	653,753	439,841
Capital shares reacquired	7,218	–
Management fees	14,874	36,633
12b-1 distribution fees	1,881	5,181
Fund administration	397	977
Trustees' fees	744	1,535
To affiliates (See Note 3)	110	110
Accrued expenses and other liabilities	38,498	57,261
Total liabilities	717,475	541,538
NET ASSETS	$14,656,849	$32,164,859
COMPOSITION OF NET ASSETS:
Paid-in capital	$12,551,478	$24,895,397
Accumulated net investment loss	(79,588)	(144,688)
Accumulated net realized gain on investments	1,467,401	1,908,590
Net unrealized appreciation on investments	717,558	5,505,560
Net Assets	$14,656,849	$32,164,859
Net assets by class:
Class A Shares	$8,161,402	$22,831,626
Class Y Shares	$6,495,447	$9,333,233
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	571,601	850,002
Class Y Shares	445,069	342,462
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$14.28	$26.86
Class A Shares–Maximum offering price
(Net asset value plus sales charge of 5.75%)	$15.15	$28.50
Class Y Shares–Net asset value	$14.59	$27.25

See Notes to Financial Statements.
14

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2007

	Micro Cap Growth Fund	Micro Cap Value Fund
Investment income:
Dividends	$512	$85,448
Interest	14,607	29,995
Total investment income	15,119	115,443
Expenses:
Management fees	69,225	189,179
12b-1 distribution plan–Class A	8,496	25,166
Shareholder servicing	3,920	7,255
Professional	17,351	16,390
Reports to shareholders	5,366	14,340
Fund administration	1,846	5,045
Custody	5,564	7,702
Trustees' fees	106	322
Registration	12,192	12,826
Subsidy (See Note 3)	110	110
Other	394	446
Gross expenses	124,570	278,781
Expense reductions (See Note 7)	(276)	(777)
Expenses assumed by advisor (See Note 3)	(30,421)	(19,519)
Net expenses	93,873	258,485
Net investment loss	(78,754)	(143,042)
Net realized and unrealized gain (loss):
Net realized gain on investments	1,495,405	1,922,091
Net increase from payment by an affiliate for net losses realized on disposal of investments in violation of an investment restriction (See Note 3)	1,269	–
Net change in unrealized appreciation (depreciation) on investments	(8,128)	773,196
Net realized and unrealized gain	1,488,546	2,695,287
Net Increase in Net Assets Resulting From Operations	$1,409,792	$2,552,245

See Notes to Financial Statements.
15

Statements of Changes in Net Assets

	Micro Cap Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006
Operations:
Net investment loss	$(78,754)	$(131,218)
Net realized gain on investments	1,495,405	1,309,647
Net increase from payment by an affiliate for net losses realized on disposal of investments in violation of an investment restriction (See Note 3)	1,269	–
Net change in unrealized depreciation on investments	(8,128)	(183,526)
Net increase in net assets resulting from operations	1,409,792	994,903
Distributions to shareholders from:
Net realized gain
Class A	(907,029)	(782,352)
Class Y	(315,156)	(175,989)
Total distributions to shareholders	(1,222,185)	(958,341)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	7,642,266	1,000,029
Reinvestment of distributions	1,221,501	956,192
Cost of shares reacquired	(1,538,366)	(2,007,854)
Net increase (decrease) in net assets resulting from capital share transactions	7,325,401	(51,633)
Net increase (decrease) in net assets	7,513,008	(15,071)
NET ASSETS:
Beginning of period	$7,143,841	$7,158,912
End of period	$14,656,849	$7,143,841
Accumulated net investment loss	$(79,588)	$(834)

See Notes to Financial Statements.
16

Statements of Changes in Net Assets

	Micro Cap Value Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006
Operations:
Net investment loss	$(143,042)	$(268,745)
Net realized gain on investments	1,922,091	3,707,862
Net change in unrealized appreciation on investments	773,196	441,312
Net increase in net assets resulting from operations	2,552,245	3,880,429
Distributions to shareholders from:
Net realized gain
Class A	(2,759,331)	(1,784,117)
Class Y	(690,568)	(403,319)
Total distributions to shareholders	(3,449,899)	(2,187,436)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	8,187,293	3,423,840
Reinvestment of distributions	3,449,878	2,186,918
Cost of shares reacquired	(602,599)	(4,286,302)
Net increase in net assets resulting from capital share transactions	11,034,572	1,324,456
Net increase in net assets	10,136,918	3,017,449
NET ASSETS:
Beginning of period	$22,027,941	$19,010,492
End of period	$32,164,859	$22,027,941
Accumulated net investment loss	$(144,688)	$(1,646)

See Notes to Financial Statements.
17

Financial Highlights

MICRO CAP GROWTH FUND

	Class A Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$14.18		$14.24	$11.88	$10.87	$7.51	$9.49
Investment operations:
Net investment loss(a)	(.12)		(.24)	(.25)	(.23)	(.14)	(.02)
Net increase from payment by an affiliate for net losses realized on disposal of investments in violations of an investment restriction	–	(c)	–	–	–	–	–
Net realized and unrealized gain (loss)	2.61		2.05	2.96	1.24	3.50	(1.95)
Total from investment operations	2.49		1.81	2.71	1.01	3.36	(1.97)
Distributions to shareholders from:
Net investment income	–		–	–	–	–	(.01)
Net realized gain	(2.39)		(1.87)	(.35)	–	–	–
Total distributions	(2.39)		(1.87)	(.35)	–	–	(.01)
Net asset value, end of period	$14.28		$14.18	$14.24	$11.88	$10.87	$7.51
Total Return(b)	19.43	%(d)(e)	14.29%	23.21%	9.29%	44.74%	(20.81)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.04	%(e)	2.10%	2.10%	2.10%	1.75%	.38%
Expenses, excluding expense reductions and including expenses assumed	1.04	%(e)	2.10%	2.10%	2.10%	1.75%	.38%
Expenses, excluding expense reductions and expenses assumed	1.37	%(e)	3.26%	2.51%	2.52%	2.84%	2.99%
Net investment loss	(.88	)%(e)	(1.83)%	(1.92)%	(1.91)%	(1.60)%	(.24)%
Supplemental Data:
Net assets, end of period (000)	$8,161		$5,445	$5,938	$4,726	$4,655	$2,698
Portfolio turnover rate	152.06	%(e)	222.48%	64.79%	79.07%	126.71%	34.08%

See Notes to Financial Statements.
18

Financial Highlights (concluded)

MICRO CAP GROWTH FUND

	Class Y Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004		2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$14.43		$14.43	$12.00	$10.96		$7.55	$9.52
Investment operations:
Net investment income (loss)(a)	(.10)		(.22)	(.22)	(.20)		(.11)	.01
Net increase from payment by an affiliate for net losses realized on disposal of investments in violations of an investment restriction	–	(c)	–	–	–		–	–
Net realized and unrealized gain (loss)	2.65		2.09	3.00	1.24		3.52	(1.95)
Total from investment operations	2.55		1.87	2.78	1.04		3.41	(1.94)
Distributions to shareholders from:
Net investment income	–		–	–	–		–	(.03)
Net realized gain	(2.39)		(1.87)	(.35)	–		–	–
Total distributions	(2.39)		(1.87)	(.35)	–		–	(.03)
Net asset value, end of period	$14.59		$14.43	$14.43	$12.00		$10.96	$7.55
Total Return(b)	19.52	%(d)(e)	14.56%	23.57%	9.49%		45.17%	(20.42)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.91	%(e)	1.85%	1.85%	1.85	%†	1.42%	.00%
Expenses, excluding expense reductions and including expenses assumed	.91	%(e)	1.85%	1.85%	1.85	%†	1.42%	.00%
Expenses, excluding expense reductions and expenses assumed	1.22	%(e)	3.04%	2.25%	2.27	%†	2.51%	2.61%
Net investment income (loss)	(.73	)%(e)	(1.59)%	(1.67)%	(1.66	)%†	(1.27)%	.14%
Supplemental Data:
Net assets, end of period (000)	$6,496		$1,699	$1,221	$1,018		$8	$6
Portfolio turnover rate	152.06	%(e)	222.48%	64.79%	79.07%		126.71%	34.08%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) The effect of payment by an affiliated for violation of an investment restriction on total return is less than .01%.

(e) Not annualized.

See Notes to Financial Statements.
19

Financial Highlights

MICRO CAP VALUE FUND

	Class A Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$28.67		$26.96	$23.89	$21.43	$15.56	$15.68
Investment operations:
Net investment income (loss)(a)	(.15)		(.34)	(.32)	(.27)	(.14)	.05
Net realized and unrealized gain	2.72		5.18	6.12	4.31	6.69	.60
Total from investment operations	2.57		4.84	5.80	4.04	6.55	.65
Distributions to shareholders from:
Net investment income	–		–	–	(.30)	(.05)	(.05)
Net realized gain	(4.38)		(3.13)	(2.73)	(1.28)	(.63)	(.72)
Total distributions	(4.38)		(3.13)	(2.73)	(1.58)	(.68)	(.77)
Net asset value, end of period	$26.86		$28.67	$26.96	$23.89	$21.43	$15.56
Total Return(b)	10.46	%(c)	20.09%	26.45%	20.08%	43.80%	4.12%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.04	%(c)	2.10%	2.10%	2.10%	1.73%	.38%
Expenses, excluding expense reductions and including expenses assumed	1.04	%(c)	2.10%	2.10%	2.10%	1.73%	.38%
Expenses, excluding expense reductions and expenses assumed	1.12	%(c)	2.45%	2.35%	2.27%	2.18%	2.76%
Net investment income (loss)	(.59	)%(c)	(1.29)%	(1.30)%	(1.22)%	(.84)%	.31%
Supplemental Data:
Net assets, end of period (000)	$22,832		$18,156	$15,384	$10,838	$8,892	$5,442
Portfolio turnover rate	20.93	%(c)	50.45%	34.59%	36.97%	48.55%	36.02%

See Notes to Financial Statements.
20

Financial Highlights (concluded)

MICRO CAP VALUE FUND

	Class Y Shares
	Six Months Ended 4/30/2007		Year Ended 10/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$28.99		$27.17	$24.00	$21.53	$15.63	$15.72
Investment operations:
Net investment income (loss)(a)	(.12)		(.28)	(.26)	(.22)	(.09)	.12
Net realized and unrealized gain	2.76		5.23	6.16	4.32	6.73	.59
Total from investment operations	2.64		4.95	5.90	4.10	6.64	.71
Distributions to shareholders from:
Net investment income	–		–	–	(.35)	(.11)	(.08)
Net realized gain	(4.38)		(3.13)	(2.73)	(1.28)	(.63)	(.72)
Total distributions	(4.38)		(3.13)	(2.73)	(1.63)	(.74)	(.80)
Net asset value, end of period	$27.25		$28.99	$27.17	$24.00	$21.53	$15.63
Total Return(b)	10.60	%(c)	20.38%	26.78%	20.36%	44.35%	4.51%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.91	%(c)	1.85%	1.85%	1.85%†	1.41%	.00%
Expenses, excluding expense reductions and including expenses assumed	.91	%(c)	1.85%	1.85%	1.85%†	1.41%	.00%
Expenses, excluding expense reductions and expenses assumed	.99	%(c)	2.20%	2.11%	2.02%†	1.86%	2.38%
Net investment income (loss)	(.45	)%(c)	(1.05)%	(1.06)%	(.97 )%†	(.52)%	.69%
Supplemental Data:
Net assets, end of period (000)	$9,333		$3,872	$3,627	$1,763	$21	$15
Portfolio turnover rate	20.93	%(c)	50.45%	34.59%	36.97%	48.55%	36.02%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
21

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following two funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Micro-Cap Growth Fund ("Micro Cap Growth Fund"), Class A and Y shares and Lord Abbett Micro-Cap Value Fund ("Micro Cap Value Fund"), Class A and Y shares. The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class Y shares, although there may be a contingent deferred sales charge ("CDSC") for certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of the trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

22

Notes to Financial Statements (unaudited)(continued)

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear their class-specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plans.

(f)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fee for the Funds is based on average daily net assets at an annual rate of 1.50%.

For the six months ended April 30, 2007, the effective management fee paid to Lord Abbett was at a rate of 1.50% of the Funds' average daily net assets.

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

For the period November 1, 2006 through October 31, 2007, Lord Abbett contractually agreed to reimburse each Fund to the extent necessary so that each class' annual net operating expenses do not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	2.10%
Y	1.85%

The Funds, along with certain other funds managed by Lord Abbett (the "Underlying Funds") have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust (the "Alpha Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Alpha

23

Notes to Financial Statements (unaudited)(continued)

Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by the Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund's Statement of Operations and Payable to affiliates on each Fund's Statement of Assets and Liabilities.

Micro Cap Growth Fund purchased certain securities with market capitalizations that were not within the Fund's specified investment capitalization range of $50 million and $500 million ("micro-cap companies") at a time while less than 80% of its net assets were invested in micro-cap companies, which constituted a violation of one of the Fund's investment restrictions. The Fund promptly identified the violation and sold the securities. Lord Abbett reimbursed the Fund in the amount of $1,269, representing the losses realized from the sales and the commissions on the purchase and sale transactions. This amount is reflected as a net increase from a payment by an affiliate for net losses realized on the disposal of investments in violation of an investment restriction on the Statement of Operations. Effective March 1, 2007, this investment restriction was changed.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to the Class A shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily based upon the average daily net assets attributable to Class A at an annual rate of .25%.

Class Y does not have a distribution plan.

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2007 and the year ended October 31, 2006 were as follows:

	Micro Cap Growth Fund		Micro Cap Value Fund
	4/30/2007 (unaudited)	10/31/2006	4/30/2007 (unaudited)	10/31/2006
Distributions paid from:
Ordinary income	$–	$303,120	$115,252	$63,337
Net long-term capital gains	1,222,185	655,221	3,334,647	2,124,099
Total distributions paid	$1,222,185	$958,341	$3,449,899	$2,187,436

24

Notes to Financial Statements (unaudited)(continued)

As of April 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Micro Cap Growth Fund	Micro Cap Value Fund
Tax cost	$13,662,189	$27,039,324
Gross unrealized gain	963,594	5,952,332
Gross unrealized loss	(275,267)	(448,306)
Net unrealized security gain	$688,327	$5,504,026

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2007 are as follows:

	Purchases	Sales
Micro Cap Growth	$19,662,773	$14,047,812
Micro Cap Value	11,454,464	5,191,611

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2007.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

The Funds, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of April 30, 2007, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2007.

25

Notes to Financial Statements (unaudited)(continued)

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund's volatility. In the case of the Micro Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time.

These factors can affect each Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

MICRO CAP GROWTH FUND

	Six Months Ended April 30, 2007 (unaudited)		Year Ended October 31, 2006
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	217,444	$2,957,292	18,917	$258,335
Reinvestment of distributions	70,478	906,345	61,644	780,421
Shares reacquired	(100,377)	(1,378,261)	(113,360)	(1,520,826)
Increase (decrease)	187,545	$2,485,376	(32,799)	$(482,070)
Class Y Shares
Shares sold	315,043	$4,684,974	54,349	$741,694
Reinvestment of distributions	24,003	315,156	13,679	175,771
Shares reacquired	(11,737)	(160,105)	(34,890)	(487,028)
Increase	327,309	$4,840,025	33,138	$430,437

26

Notes to Financial Statements (unaudited)(concluded)

MICRO CAP VALUE FUND

	Six Months Ended April 30, 2007 (unaudited)		Year Ended October 31, 2006
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	117,940	$2,977,571	80,914	$2,144,950
Reinvestment of distributions	112,855	2,759,310	73,709	1,783,751
Shares reacquired	(14,104)	(370,476)	(91,815)	(2,527,161)
Increase	216,691	$5,366,405	62,808	$1,401,540
Class Y Shares
Shares sold	190,212	$5,209,722	49,008	$1,278,890
Reinvestment of distributions	27,868	690,568	16,517	403,167
Shares reacquired	(9,170)	(232,123)	(65,441)	(1,759,141)
Increase (decrease)	208,910	$5,668,167	84	$(77,084)

All of the outstanding capital shares of Micro Cap Growth Fund and Micro Cap Value Fund are held by Lord Abbett and partners and employees of Lord Abbett.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Funds will adopt FIN 48 no later than April 30, 2008 and the impact to each Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosures.

27

Supplemental Proxy Information (unaudited)

A meeting of the Funds' shareholders was held on December 18, 2006. The meeting was held for the purpose of approving the election of the following nine (9) Directors:

•  E. Thayer Bigelow

•  William H.T. Bush

•  Robert B. Calhoun, Jr.

•  Robert S. Dow

•  Daria L. Foster

•  Julie A. Hill

•  Franklin W. Hobbs

•  Thomas J. Neff

•  James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
E. Thayer Bigelow	285,429,564.730	1,367,690.253	–	–
William H.T. Bush	285,400,666.651	1,396,588.332	–	–
Robert B. Calhoun, Jr.	285,534,913.987	1,262,340.996	–	–
Robert S. Dow	285,532,522.929	1,264,732.054	–	–
Daria L. Foster	285,558,511.212	1,238,743.771	–	–
Julie A. Hill	285,529,172.258	1,268,082.725	–	–
Franklin W. Hobbs	285,557,121.990	1,240,132.993	–	–
Thomas J. Neff	285,514,729.001	1,282,525.982	–	–
James L.L. Tullis	285,547,881.465	1,249,373.518	–	–

28

Approval of Advisory Contracts

At meetings on December 11 and 12, 2006, the Board, including all of the Directors who are not interested persons, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2006, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations for each Fund are set forth below.

Micro Cap Value Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed the difficulty of comparing the Fund to an appropriate performance universe, given the limited number of registered investment companies having a similar investment objective, and considered the investment performance of the Fund in relation to a performance universe consisting of small-cap core funds. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of the performance universe for the nine-month, one-year, three-year, and five-year periods. The Board also observed that the investment performance was above that of the Lipper Small-Cap Core Index for each of those periods.

29

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board noted the difficulty in finding an appropriate universe of funds for purposes of expense comparisons, given the limited number of the registered investment companies having a similar investment objective, and instead considered the relationship of the Fund's expenses to those of a group of small-cap core funds. The Board observed that the contractual and actual management and administrative services fees were approximately thirty-five basis points above the median of the peer group. The Board also observed that Lord Abbett had agreed to an expense reimbursement agreement that reduced the total expense ratio of Class A to 2.10% and the total expense ratio of Class Y to 1.85%, and that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms. The Board observed that the total expense ratio of Class A was approximately thirty-five basis points above the median of the peer group and the total expense ratio of Class Y was approximately thirty-six basis points above the median of the peer group. The Board also observed the Fund was offered only to institutional investors and employees of Lord Abbett.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund. In reaching that conclusion, the Board noted that the schedule did not have breakpoints, but that the Fund's size was necessarily limited by the size of the market in which it invests.

30

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Micro Cap Growth Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board observed the difficulty of comparing the Fund to an appropriate performance universe, given the limited number of registered investment companies having a similar investment objective, and considered the investment performance of the Fund in comparison to a performance universe of small-cap core funds. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of the first performance universe for the nine-month and one-year periods and in the fourth quintile for the three-year and five-year periods. The Board also observed that the investment performance was above that of the Lipper Small-Cap Core Index for the nine-month and one-year periods and below that of the Index for the three-year and five-year periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover

31

rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board noted the difficulty in finding an appropriate universe of funds for purposes of expense comparisons, given the limited number of the registered investment companies having a similar investment objective, and instead considered the relationship of the Fund's expenses to those of a group of small-cap core funds. The Board observed that Lord Abbett had agreed to an expense reimbursement agreement for the Fund that limited the total expense ratio of Class A to not more than 2.10% and the total expense ratio of Class Y to not more than 1.85%. The Board observed that the actual and contractual management and administrative services fees were approximately thirty-five basis points above the median of the peer group. The Board observed that the total expense ratio of Class A was approximately thirty-five basis points above the median of the peer group and the total expense ratio of Class Y was approximately forty-two basis points above the median of the peer group. The Board also observed the Fund was offered only to institutional investors and employees of Lord Abbett.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund. In reaching that conclusion, the Board noted that the schedule did not have breakpoints, but the Fund's size was necessarily limited by the size of the market in which it invests.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the

32

intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

33

Householding

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) or on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

34

LAMCVF-3-0407
(06/07)

Lord Abbett Securities Trust

Micro-Cap Growth Fund

Micro-Cap Value Fund

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Item 2:                                               Code of Ethics.

Not applicable.

Item 3:                                              Audit Committee Financial Expert.

Not applicable.

Item 4:                                              Principal Accountant Fees and Services.

Not applicable.

Item 5:                                              Audit Committee of Listed Registrants.

Not applicable.

Item 6:                                              Schedule of Investments.

Not applicable.

Item 7:                                              Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:                                              Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:                                              Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:            Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11:                                       Controls and Procedures.

(a)                        Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)                       There were no significant changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company

Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:                                       Exhibits.

(a)(1)                   Amendments to Code of Ethics – Not applicable.

(a)(2)                  Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)                   Not applicable.

(b)                                Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT SECURITIES TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 26, 2007